Filed electronically with the Securities and Exchange Commission on October 21, 1997

                                                                File No. 2-36238
                                                               File No. 811-2021

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
     Post-Effective Amendment No.     51

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     35


                             Scudder Securities Trust
       (Exact Name of Registrant as Specified in Charter)

       Two International Place, Boston, MA           02110-4103
      (Address of Principal Executive Offices)      (Zip Code)

 Registrant's Telephone Number, including Area Code:  (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)

      X   on November 1, 1997  pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)(i)

          on _______________ pursuant to paragraph (a)(i)

          75 days after filing pursuant to paragraph (a)(ii)

          on _______________ pursuant to paragraph (a)(ii) of Rule 485.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 28, 1997.

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption    Prospectus Caption


1.       Cover Page      COVER PAGE

2.       Synopsis        EXPENSE INFORMATION

3.       Condensed       FINANCIAL HIGHLIGHTS
         Financial
         Information

4.       General         INVESTMENT OBJECTIVES AND POLICIES
         Description of  WHY INVEST IN THE FUND?
         Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                         INVESTMENTS
                         FUND ORGANIZATION

5.       Management of   FINANCIAL HIGHLIGHTS
         the Fund        A MESSAGE FROM SCUDDER'S CHAIRMAN
                         FUND ORGANIZATION--Investment adviser, Transfer agent
                         SHAREHOLDER BENEFITS--A team approach to investing
                         TRUSTEES AND OFFICERS

5A.      Management's    NOT APPLICABLE
         Discussion of
         Fund
         Performance

6.       Capital Stock   DISTRIBUTION AND PERFORMANCE
         and Other       INFORMATION--Dividends and capital gains distributions
         Securities      FUND ORGANIZATION
                         TRANSACTION INFORMATION--Tax information
                         SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                         Information Line, Dividend reinvestment plan, T.D.D.
                         service for the hearing impaired
                         HOW TO CONTACT SCUDDER

7.       Purchase of     FUND ORGANIZATION-Underwriter
         Securities      PURCHASES
         Being Offered   TRANSACTION INFORMATION-Purchasing
                         shares, Share price, Processing time, Minimum balances,
                         Third party  transactions
                         SHAREHOLDER BENEFITS-Dividend reinvestment plan
                         SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                         INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or   EXCHANGES AND REDEMPTIONS
         Repurchase      TRANSACTION INFORMATION--Redeeming shares,
                         Tax identification number, Minimum balances

9.       Pending Legal   NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 1

PART B

                                  Caption in Statement of
Item No.          Item Caption    Additional Information


10.               Cover Page      COVER PAGE

11.               Table of        TABLE OF CONTENTS
                  Contents

12.               General         FUND ORGANIZATION
                  Information
                  and History

13.               Investment      THE FUND'S INVESTMENT OBJECTIVE AND
                  Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
                  Policies        Commissions, Portfolio turnover


14.               Management of   INVESTMENT ADVISER
                  the Fund        TRUSTEES AND OFFICERS
                                  REMUNERATION

15.               Control         TRUSTEES AND OFFICERS
                  Persons and
                  Principal
                  Holders of
                  Securities

16.               Investment      INVESTMENT ADVISER
                  Advisory and    DISTRIBUTOR
                  Other Services  ADDITIONAL INFORMATION-Experts, Other
                                  Information

17.               Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
                  Allocation      Commissions, Portfolio Turnover
                  and Other
                  Practices

18.               Capital Stock   FUND ORGANIZATION
                  and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                  Other
                  Securities

19.               Purchase,       PURCHASES
                  Redemption and  EXCHANGES AND REDEMPTIONS
                  Pricing of      FEATURES AND SERVICES OFFERED BY THE
                  Securities      FUND-Dividend and Capital Gain
                  Being Offered   Distribution Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.               Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.               Underwriters    DISTRIBUTOR

22.               Calculation of  PERFORMANCE INFORMATION
                  Performance Data

23.               Financial       FINANCIAL STATEMENTS
                  Statements


                            Cross Reference - Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item  No.      Item Caption    Prospectus Caption

1.             Cover Page      COVER PAGE

2.             Synopsis        EXPENSE INFORMATION

3.             Condensed       FINANCIAL HIGHLIGHTS
               Financial
               Information

4.             General         INVESTMENT OBJECTIVES AND POLICIES
               Description of  WHY INVEST IN THE FUND?
               Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                               INVESTMENTS
                               FUND ORGANIZATION

5.             Management of   FINANCIAL HIGHLIGHTS
               the Fund        A MESSAGE FROM SCUDDER'S CHAIRMAN
                               FUND ORGANIZATION--Investment adviser,
                               Transfer  agent
                               SHAREHOLDER BENEFITS- A team approach to
                               investing
                               TRUSTEES AND OFFICERS

5A.            Management's    NOT APPLICABLE
               Discussion of
               Fund
               Performance

6.             Capital Stock   DISTRIBUTION AND PERFORMANCE
               and Other       INFORMATION-Dividends and capital gains
               Securities      distributions
                               FUND ORGANIZATION
                               TRANSACTION INFORMATION-Tax information
                               SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                               Information Line, Dividend reinvestment plan,
                               T.D.D. service for the hearing impaired
                               HOW TO CONTACT SCUDDER

7.             Purchase of     FUND ORGANIZATION-Underwriter
               Securities      PURCHASES
               Being Offered   TRANSACTION INFORMATION-Purchasing
                               shares, Share price, Processing time, Minimum
                               balances, Third party  transactions
                               SHAREHOLDER  BENEFITS-Dividend reinvestment plan
                               SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                               INVESTMENT PRODUCTS AND SERVICES

8.             Redemption or   EXCHANGES AND REDEMPTIONS
               Repurchase      TRANSACTION INFORMATION-Redeeming shares,
                               Tax identification number, Minimum
                               balances

9.             Pending Legal   NOT APPLICABLE
               Proceedings


                            Cross Reference - Page 3

PART B

                                Caption in Statement of
Item No.        Item Caption    Additional Information

10.             Cover Page      COVER PAGE

11.             Table of        TABLE OF CONTENTS
                Contents

12.             General         FUND ORGANIZATION
                Information
                and History

13.             Investment      THE FUND'S INVESTMENT OBJECTIVE AND
                Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
                Policies        Commissions, Portfolio turnover


14.             Management of   INVESTMENT ADVISER
                the Fund        TRUSTEES AND OFFICERS
                                REMUNERATION

15.             Control         TRUSTEES AND OFFICERS
                Persons and
                Principal
                Holders of
                Securities

16.             Investment      INVESTMENT ADVISER
                Advisory and    DISTRIBUTOR
                Other Services  ADDITIONAL INFORMATION-Experts, Other
                                Information

17.             Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
                Allocation      Commissions, Portfolio Turnover
                and Other
                Practices

18.             Capital Stock   FUND ORGANIZATION
                and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                Other
                Securities

19.             Purchase,       PURCHASES
                Redemption and  EXCHANGES AND REDEMPTIONS
                Pricing of      FEATURES AND SERVICES OFFERED BY THE
                Securities      FUND-Dividend and Capital Gain
                Being Offered   Distribution Options
                                SPECIAL PLAN ACCOUNTS
                                NET ASSET VALUE

20.             Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                TAXES

21.             Underwriters    DISTRIBUTOR

22.             Calculation of  PERFORMANCE INFORMATION
                Performance
                Data

23.             Financial       FINANCIAL STATEMENTS
                Statements


                            Cross Reference - Page 4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item   Item Caption    Prospectus Caption
No.

1.     Cover Page      COVER PAGE

2.     Synopsis        EXPENSE INFORMATION

3.     Condensed       NOT APPLICABLE
       Financial
       Information

4.     General         INVESTMENT OBJECTIVE AND POLICIES
       Description of  WHY INVEST IN THE FUND?
       Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                       INVESTMENTS
                       FUND ORGANIZATION

5.     Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
       the Fund        FUND ORGANIZATION-Investment adviser, Transfer agent
                       SHAREHOLDER BENEFITS-A team approach to investing
                       TRUSTEES AND OFFICERS

5A.    Management's    NOT APPLICABLE
       Discussion of
       Fund
       Performance

6.     Capital Stock   DISTRIBUTION AND PERFORMANCE
       and Other       INFORMATION-Dividends and capital gains distributions
       Securities      FUND ORGANIZATION
                       TRANSACTION INFORMATION-Tax information
                       SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                       Information Line, Dividend reinvestment plan, T.D.D.
                       service for the hearing impaired
                       HOW TO CONTACT SCUDDER

7.     Purchase of     FUND ORGANIZATION-Underwriter
       Securities      PURCHASES
       Being Offered   TRANSACTION INFORMATION-Purchasing
                       shares, Share price, Processing time, Minimum balances,
                       Third party  transactions
                       SHAREHOLDER  BENEFITS-Dividend reinvestment plan
                       SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                       INVESTMENT PRODUCTS AND SERVICES

8.     Redemption or   EXCHANGES AND REDEMPTIONS
       Repurchase      TRANSACTION INFORMATION-Redeeming shares,
                       Tax identification number, Minimum balances

9.     Pending Legal   NOT APPLICABLE
       Proceedings

                              Cross Reference - Page 5

PART B

                              Caption in Statement of
Item No.      Item Caption    Additional Information

10.           Cover Page      COVER PAGE

11.           Table of        TABLE OF CONTENTS
              Contents

12.           General         FUND ORGANIZATION
              Information
              and History

13.           Investment      THE FUND'S INVESTMENT OBJECTIVE AND
              Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
              Policies        Commissions, Portfolio turnover


14.           Management of   INVESTMENT ADVISER
              the Fund        TRUSTEES AND OFFICERS
                              REMUNERATION

15.           Control         TRUSTEES AND OFFICERS
              Persons and
              Principal
              Holders of
              Securities

16.           Investment      INVESTMENT ADVISER
              Advisory and    DISTRIBUTOR
              Other Services  ADDITIONAL INFORMATION-Experts, Other
                              Information

17.           Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
              Allocation      Commissions, Portfolio Turnover
              and Other
              Practices

18.           Capital Stock   FUND ORGANIZATION
              and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
              Other
              Securities

19.           Purchase,       PURCHASES
              Redemption and  EXCHANGES AND REDEMPTIONS
              Pricing of      FEATURES AND SERVICES OFFERED BY THE
              Securities      FUND-Dividend and Capital Gain Distribution
              Being Offered   Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

20.           Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                              TAXES

21.           Underwriters    DISTRIBUTOR

22.           Calculation of  PERFORMANCE INFORMATION
              Performance
              Data

23.           Financial       FINANCIAL STATEMENTS
              Statements

                              Cross Reference - Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item   Item Caption    Prospectus Caption
No.

1.     Cover Page      COVER PAGE

2.     Synopsis        EXPENSE INFORMATION

3.     Condensed       NOT APPLICABLE
       Financial
       Information

4.     General         INVESTMENT OBJECTIVE AND POLICIES
       Description of  WHY INVEST IN THE FUND?
       Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                       INVESTMENTS
                       FUND ORGANIZATION

5.     Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
       the Fund        FUND ORGANIZATION-Investment adviser, Transfer agent
                       SHAREHOLDER BENEFITS-A team approach to investing
                       TRUSTEES AND OFFICERS

5A.    Management's    NOT APPLICABLE
       Discussion of
       Fund
       Performance

6.     Capital Stock   DISTRIBUTION AND PERFORMANCE
       and Other       INFORMATION-Dividends and capital gains distributions
       Securities      FUND ORGANIZATION
                       TRANSACTION INFORMATION-Tax information
                       SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                       Information Line, Dividend reinvestment plan, T.D.D.
                       service for the hearing impaired
                       HOW TO CONTACT SCUDDER

7.     Purchase of     FUND ORGANIZATION-Underwriter
       Securities      PURCHASES
       Being Offered   TRANSACTION INFORMATION-Purchasing shares,  Share price,
                       Processing time, Minimum balances, Third party
                       transactions
                       SHAREHOLDER  BENEFITS-Dividend reinvestment plan
                       SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                       INVESTMENT PRODUCTS AND SERVICES

8.     Redemption or   EXCHANGES AND REDEMPTIONS
       Repurchase      TRANSACTION INFORMATION-Redeeming shares, Tax
                       identification number, Minimum balances

9.     Pending Legal   NOT APPLICABLE
       Proceedings

                              Cross Reference - Page 7

PART B

                               Caption in Statement of
Item  No.      Item Caption    Additional Information

10.            Cover Page      COVER PAGE

11.            Table of        TABLE OF CONTENTS
               Contents

12.            General         FUND ORGANIZATION
               Information
               and History

13.            Investment      THE FUND'S INVESTMENT OBJECTIVE AND
               Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
               Policies        Commissions, Portfolio turnover


14.            Management of   INVESTMENT ADVISER
               the Fund        TRUSTEES AND OFFICERS
                               REMUNERATION

15.            Control         TRUSTEES AND OFFICERS
               Persons and
               Principal
               Holders of
               Securities

16.            Investment      INVESTMENT ADVISER
               Advisory and    DISTRIBUTOR
               Other Services  ADDITIONAL INFORMATION-Experts, Other Information

17.            Brokerage       PORTFOLIO TRANSACTIONS-Brokerage Commissions,
               Allocation      Portfolio Turnover
               and Other
               Practices

18.            Capital Stock   FUND ORGANIZATION
               and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
               Other
               Securities

19.            Purchase,       PURCHASES
               Redemption and  EXCHANGES AND REDEMPTIONS
               Pricing of      FEATURES AND SERVICES OFFERED BY THE
               Securities      FUND--Dividend and Capital Gain Distribution
               Being Offered   Options
                               SPECIAL PLAN ACCOUNTS
                               NET ASSET VALUE

20.            Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                               TAXES

21.            Underwriters    DISTRIBUTOR

22.            Calculation of  PERFORMANCE INFORMATION
               Performance
               Data

23.            Financial       FINANCIAL STATEMENTS
               Statements

                              Cross Reference - Page 8


                         SCUDDER FINANCIAL SERVICES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.    Item Caption    Prospectus Caption


1.          Cover Page      COVER PAGE

2.          Synopsis        EXPENSE INFORMATION

3.          Condensed       NOT APPLICABLE
            Financial
            Information

4.          General         INVESTMENT OBJECTIVE AND POLICIES
            Description of  WHY INVEST IN THE FUND?
            Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                            INVESTMENTS
                            FUND ORGANIZATION

5.          Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
            the Fund        FUND ORGANIZATION-Investment adviser,
                            Transfer agent
                            SHAREHOLDER BENEFITS-A team approach to investing
                            TRUSTEES AND OFFICERS

5A.         Management's    NOT APPLICABLE
            Discussion of
            Fund
            Performance

6.          Capital Stock   DISTRIBUTION AND PERFORMANCE
            and Other       INFORMATION-Dividends and capital gains
            Securities      distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION-Tax information
                            SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                            Information Line, Dividend reinvestmen plan, T.D.D.
                            service for the  hearing impaired
                            HOW TO CONTACT SCUDDER

7.          Purchase of     FUND ORGANIZATION-Underwriter
            Securities      PURCHASES
            Being Offered   TRANSACTION INFORMATION-Purchasing
                            shares,  Share price,  Processing time,
                            Minimum balances, Third party  transactions
                            SHAREHOLDER BENEFITS-Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.          Redemption or   EXCHANGES AND REDEMPTIONS
            Repurchase      TRANSACTION INFORMATION-Redeeming shares,
                            Tax identification number, Minimum
                            balances

9.          Pending Legal   NOT APPLICABLE
            Proceedings

                              Cross Reference - Page 9

PART B

                            Caption in Statement of
Item No.    Item Caption    Additional Information


10.         Cover Page      COVER PAGE

11.         Table of        TABLE OF CONTENTS
            Contents

12.         General         FUND ORGANIZATION
            Information
            and History

13.         Investment      THE FUND'S INVESTMENT OBJECTIVE AND
            Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
            Policies        Commissions, Portfolio turnover

14.         Management of   INVESTMENT ADVISER
            the Fund        TRUSTEES AND OFFICERS
                            REMUNERATION

15.         Control         TRUSTEES AND OFFICERS
            Persons and
            Principal
            Holders of
            Securities

16.         Investment      INVESTMENT ADVISER
            Advisory and    DISTRIBUTOR
            Other Services  ADDITIONAL INFORMATION-Experts, Other
                            Information

17.         Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
            Allocation      Commissions, Portfolio Turnover
            and Other
            Practices

18.         Capital Stock   FUND ORGANIZATION
            and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
            Other
            Securities

19.         Purchase,       PURCHASES
            Redemption and  EXCHANGES AND REDEMPTIONS
            Pricing of      FEATURES AND SERVICES OFFERED BY THE
            Securities      FUND-Dividend and Capital Gain
            Being Offered   Distribution Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.         Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.         Underwriters    DISTRIBUTOR

22.         Calculation of  PERFORMANCE INFORMATION
            Performance Data

23.         Financial       FINANCIAL STATEMENTS
            Statements

                              Cross Reference - 10

                            SCUDDER HEALTH CARE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.  Item Caption    Prospectus Caption


1.        Cover Page      COVER PAGE

2.        Synopsis        EXPENSE INFORMATION

3.        Condensed       NOT APPLICABLE
          Financial
          Information

4.        General         INVESTMENT OBJECTIVE AND POLICIES
          Description of  WHY INVEST IN THE FUND?
          Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                          INVESTMENTS
                          FUND ORGANIZATION

5.        Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
          the Fund        FUND ORGANIZATION-Investment adviser,  Transfer agent
                          SHAREHOLDER BENEFITS-A team approach to investing
                          TRUSTEES AND OFFICERS

5A.       Management's    NOT APPLICABLE
          Discussion of
          Fund
          Performance

6.        Capital Stock   DISTRIBUTION AND PERFORMANCE
          and Other       INFORMATION-Dividends and capital gains distributions
          Securities      FUND ORGANIZATION
                          TRANSACTION INFORMATION-Tax information
                          SHAREHOLDER
                          BENEFITS-SAIL(TM)-Scudder Automated Information Line,
                          Dividend reinvestment  plan, T.D.D. service  for  the
                          hearing impaired
                          HOW TO CONTACT SCUDDER

7.        Purchase of     FUND ORGANIZATION-Underwriter
          Securities      PURCHASES
          Being Offered   TRANSACTION INFORMATION-Purchasing
                          shares, Share price, Processing time,
                          Minimum balances, Third party  transactions
                          SHAREHOLDER  BENEFITS-Dividend reinvestment plan
                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                          INVESTMENT PRODUCTS AND SERVICES

8.        Redemption or   EXCHANGES AND REDEMPTIONS
          Repurchase      TRANSACTION INFORMATION-Redeeming shares,
                          Tax identification number, Minimum
                          balances

9.        Pending Legal   NOT APPLICABLE
          Proceedings


                              Cross Reference - Page 11

PART B

                                Caption in Statement of
Item No.        Item Caption    Additional Information


10.             Cover Page      COVER PAGE

11.             Table of        TABLE OF CONTENTS
                Contents

12.             General         FUND ORGANIZATION
                Information
                and History

13.             Investment      THE FUND'S INVESTMENT OBJECTIVE AND
                Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
                Policies        Commissions, Portfolio turnover


14.             Management of   INVESTMENT ADVISER
                the Fund        TRUSTEES AND OFFICERS
                                REMUNERATION

15.             Control         TRUSTEES AND OFFICERS
                Persons and
                Principal
                Holders of
                Securities

16.             Investment      INVESTMENT ADVISER
                Advisory and    DISTRIBUTOR
                Other Services  ADDITIONAL INFORMATION-Experts, Other
                                Information

17.             Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
                Allocation      Commissions, Portfolio Turnover
                and Other
                Practices

18.             Capital Stock   FUND ORGANIZATION
                and Other       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                Securities

19.             Purchase,       PURCHASES
                Redemption and  EXCHANGES AND REDEMPTIONS
                Pricing of      FEATURES AND SERVICES OFFERED BY THE
                Securities      FUND-Dividend and Capital Gain
                Being Offered   Distribution Options
                                SPECIAL PLAN ACCOUNTS
                                NET ASSET VALUE

20.             Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                TAXES

21.             Underwriters    DISTRIBUTOR

22.             Calculation of  PERFORMANCE INFORMATION
                Performance Data

23.             Financial       FINANCIAL STATEMENTS
                Statements


                              Cross Reference - Page 12

                             SCUDDER TECHNOLOGY FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.    Item Caption    Prospectus Caption


1.          Cover Page      COVER PAGE

2.          Synopsis        EXPENSE INFORMATION

3.          Condensed       NOT APPLICABLE
            Financial
            Information

4.          General         INVESTMENT OBJECTIVE AND POLICIES
            Description of  WHY INVEST IN THE FUND?
            Registrant      ADDITIONAL INFORMATION ABOUT POLICIES AND
                            INVESTMENTS
                            FUND ORGANIZATION

5.          Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
            the Fund        FUND ORGANIZATION-Investment adviser,
                            Transfer agent
                            SHAREHOLDER BENEFITS-A team approach to investing
                            TRUSTEES AND OFFICERS

5A.         Management's    NOT APPLICABLE
            Discussion of
            Fund
            Performance

6.          Capital Stock   DISTRIBUTION AND PERFORMANCE
            and Other       INFORMATION-Dividends and capital gains
            Securities      distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION-Tax information
                            SHAREHOLDER BENEFITS-SAIL(TM)-Scudder Automated
                            Information Line, Dividend reinvestment  plan,
                            T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.          Purchase of     FUND ORGANIZATION-Underwriter
            Securities      PURCHASES
            Being Offered   TRANSACTION INFORMATION-Purchasing
                            shares,  Share price,  Processing time, Minimum
                            balances, Third party transactions
                            SHAREHOLDER  BENEFITS-Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.          Redemption or   EXCHANGES AND REDEMPTIONS
            Repurchase      TRANSACTION INFORMATION-Redeeming shares,
                            Tax identification number, Minimum
                            balances

9.          Pending Legal   NOT APPLICABLE
            Proceedings


                              Cross Reference - Page 13

PART B

                             Caption in Statement of
Item No.    Item Caption    Additional Information


10.         Cover Page      COVER PAGE

11.         Table of        TABLE OF CONTENTS
            Contents

12.         General         FUND ORGANIZATION
            Information
            and History

13.         Investment      THE FUND'S INVESTMENT OBJECTIVE AND
            Objectives and  POLICIES PORTFOLIO TRANSACTIONS-Brokerage
            Policies        Commissions, Portfolio turnover


14.         Management of   INVESTMENT ADVISER
            the Fund        TRUSTEES AND OFFICERS
                            REMUNERATION

15.         Control         TRUSTEES AND OFFICERS
            Persons and
            Principal
            Holders of
            Securities

16.         Investment      INVESTMENT ADVISER
            Advisory and    DISTRIBUTOR
            Other Services  ADDITIONAL INFORMATION-Experts, Other
                            Information

17.         Brokerage       PORTFOLIO TRANSACTIONS-Brokerage
            Allocation      Commissions, Portfolio Turnover
            and Other
            Practices

18.         Capital Stock   FUND ORGANIZATION
            and             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
            Other
            Securities

19.         Purchase,       PURCHASES
            Redemption and  EXCHANGES AND REDEMPTIONS
            Pricing of      FEATURES AND SERVICES OFFERED BY THE
            Securities      FUND-Dividend and Capital Gain Distribution Options
            Being Offered   SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.         Tax Status      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.         Underwriters    DISTRIBUTOR

22.         Calculation of  PERFORMANCE INFORMATION
            Performance Data

23.         Financial       FINANCIAL STATEMENTS
            Statements

                            Cross Reference - Page 14

This prospectus sets forth concisely the information about Scudder Development Fund, a series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated November 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

Scudder
Development
Fund

Prospectus
November 1, 1997


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Development Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)       NONE
     Commissions to reinvest dividends                       NONE
     Redemption fees                                         NONE*
     Fees to exchange shares                                 NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets, for the fiscal year ended June 30, 1997.

     Investment  management fee                             0.98%
     12b-1 fees                                             NONE
     Other expenses                                         0.38%
                                                            -----
     Total Fund operating expenses                          1.36%
                                                            =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


1 Year      3 Years         5 Years       10 Years
------      -------         -------       --------
  $14         $43             $75           $164


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                     Years Ended June 30,
                                  1997(b)   1996(b)  1995(b)  1994(b)   1993(b)  1992(b)   1991(b)  1990(b)  1989(b)    1988
 -----------------------------------------------------------------------------------------------------------------------------
 Net asset value,                 --------------------------------------------------------------------------------------------
    beginning of period ......    $45.56   $37.35    $27.58   $34.58   $29.92    $27.33   $26.25    $22.54   $22.00   $25.39
                                  --------------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment loss .........      (.40)   (0.38)     (.31)    (.30)    (.27)     (.23)    (.10)     (.08)    (.10)    (.08)
 Net realized and
    unrealized gain (loss)
    on investment
    transactions .............     (1.66)   12.79     12.20    (3.63)    6.63      3.78     2.41      6.07     1.06    (1.41)
 Total from investment            --------------------------------------------------------------------------------------------
    operations ...............     (2.06)   12.41     11.89    (3.93)    6.36      3.55     2.31      5.99      .96    (1.49)
                                  --------------------------------------------------------------------------------------------
 Less distributions from
    net realized gains
    on investment
    transactions .............     (4.48)   (4.20)    (2.12)   (3.07)   (1.70)     (.96)   (1.23)    (2.28)    (.42)   (1.90)
                                  --------------------------------------------------------------------------------------------
 Total distributions .........     (4.48)   (4.20)    (2.12)   (3.07)   (1.70)     (.96)   (1.23)    (2.28)    (.42)   (1.90)
                                  --------------------------------------------------------------------------------------------
 Net asset value,                 --------------------------------------------------------------------------------------------
    end of period ............    $39.02   $45.56    $37.35   $27.58   $34.58    $29.92   $27.33    $26.25   $22.54   $22.00
 -----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ............     (4.93)   35.26     45.41   (12.91)   22.28     12.83    10.32     28.50     4.66    (5.35)
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) .............       862    1,040       727      546      821       700      476       361      275      356
 Ratio of operating
    expenses to average
    daily net assets (%) .....      1.36     1.24      1.32     1.27     1.30      1.30     1.29      1.34     1.32     1.30
 Ratio of net investment
    loss to average daily
    net assets (%) ...........     (1.02)   (0.91)    (1.01)    (.91)    (.83)     (.70)    (.40)     (.35)    (.47)    (.44)
 Portfolio turnover rate (%) .      52.2     58.8      41.6     48.3     49.2      53.5     70.8      40.1     32.0     39.2
 Average commission rate
    paid (a) .................    $.0355   $.0554    $   --   $   --   $   --    $   --   $   --    $   --   $   --   $   --

(a) Average commission rate paid per share of common and preferred stocks is calculated for fiscal periods ending on or after June 30, 1996.

(b) Per share amounts have been calculated using the weighted average shares method.

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $125 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                               /s/Daniel Pierce


Scudder Development Fund


Investment objective

o    long-term growth of capital

Investment characteristics

o a professionally managed portfolio consisting primarily of securities of small and medium-size growth companies

o potential for above-average long-term growth of capital in return for above-average risk


o    a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees


Contents

Investment objective and policies                      5
Why invest in the Fund?                                5
Additional information about policies
   and investments                                     6
Distribution and performance information               8
Fund organization                                      9
Transaction information                               10
Shareholder benefits                                  14
Purchases                                             16
Exchanges and redemptions                             17
Investment products and services                      19
How to contact Scudder                                20

Investment objective and policies


Scudder Development Fund (the "Fund"), a diversified series of Scudder Securities Trust, seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund generally invests in equity securities, including common stocks and convertible securities, of small and medium-size companies, commonly referred to as emerging growth companies, that the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. Generally, small and medium-size companies are those with $50 million to $5 billion in total market capitalization.


To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may invest without limit in cash and may invest in high quality debt securities without equity features, U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's Investor Services, Inc. or Standard & Poor's Corporation, or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict for how long such alternative strategies may be utilized.


In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time.

The Fund may enter into repurchase agreements, and invest in illiquid or restricted securities, foreign securities, convertible bonds, and may engage in strategic transactions. More information about these investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?



Scudder Development Fund offers participation in the potential growth of small and medium-size growth companies with favorable long-term prospects. The Fund offers the benefits of professional management of investments chiefly in U.S. companies with histories of rapid earnings growth and like prospects for the future. In return for accepting above-average risk, investors gain access to a large, diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the Standard &

Poor's 500 Stock Index.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"   in  the  Fund's  Statement  of  Additional
Information.

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures

(collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Investing in emerging growth companies. The investment risk associated with emerging growth companies, which are generally small to medium-size, is higher than that normally associated with larger, older companies due to the greater business risks of smaller size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.


The securities of small and medium-size companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations, due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes;

currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions

The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


  Fund organization


Scudder Development Fund is a diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

For the fiscal year ended June 30, 1997, the Adviser received an investment management fee of 0.98% of the Fund's average daily net assets.

The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.

The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Because of the higher cost of research, this fee is higher than that charged by most funds, but not necessarily higher than fees charged to funds with investment objectives similar to those of the Fund.

All of the Fund's expenses are paid out of the assets of the Fund. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder,  Stevens & Clark,  Inc. is located at 345 Park  Avenue,  New York,  New
York.

Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the  money is to be  invested
-- the  account number of the fund, and
-- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Development Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager Roy C. McKay assumed responsibility for the Fund's day-to-day management when he joined Scudder in 1988. Mr. McKay has more than 30 years of investment experience, with over 20 years specializing in small and medium-size company growth stocks. Peter Chin, who has been with Scudder since 1973, joined Scudder's small company group in 1986 and became a Portfolio Manager of the Fund in 1993. Mr. Chin contributes expertise in manufacturing, service and energy companies. Mr. Chin has 28 years of investment experience, including over ten years in small and medium-size company growth stocks.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The                                          by regular mail to:                or  by express, registered,
 Scudder Funds."                                                                                            or certified mail to:

                                                          The Scudder Funds                        Scudder Shareholder
                                                          P.O. Box 2291                            Service Center
                                                          Boston, MA                               42 Longwater Drive
                                                          02107-2291                               Norwell, MA
                                                                                                   02061-1612

                     o  By  Wire             Please  see   Transaction  information--Purchasing shares-- By
                                             wire for details, including the ABA wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
------------------------------------------------------------------------------------------------------------------------
 Purchasing
 additional shares   Minimum additional investment: $100; IRAs $50
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks        o  By Mail               Send a check with a Scudder  investment  slip,  or with a
 payable to "The                             letter of instruction  including  your account  number and the
 Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o  By Wire               Please  see   Transaction  information--Purchasing shares-- By
                                             wire for details, including the ABA wire transfer number.

                    o  In Person             Visit one of our Investor  Centers   to  make  an   additional
                                             investment  in  your  Scudder  fund  account.  Investor Center locations
                                             are   listed   under    Shareholder   benefits.

                    o  By Telephone          Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone  order for more details.

                    o  By Automatic          You may arrange to make  investments  on a
                                             regular  basis   through   automatic   Investment   Plan
                                             deductions from your bank checking account.  Please call
                                             1-800-225-5163 ($50 minimum) for more information and an
                                             enrollment form.



                                       16

Exchanges and redemptions


 Exchanging shares  Minimum investments:         $2,500 to establish a new account;
                                                 $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax
                                        -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612

-------------------------------------------------------------------------------------------------------------------------------

 Redeeming shares  o By Telephone     To speak  with a  service  representative, call  1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern   time  or  to  access   SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890  (24 hours a day).  You may have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption proceeds  of up to  $100,000  sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                       -  the name  of  the  Fund  and  account number you are  redeeming  from;
                                       -  your name(s)  and  address as they  appear on your  account;
                                       -  the  dollar  amount or  number of shares you wish to  redeem;
                                       -  your  signature(s) as it appears on your account;   and
                                       -  a  daytime  telephone number.

                                      A  signature  guarantee  is  required  for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By  Automatic   You may  arrange to receive  automatic  cash payments periodically.  Call
                     Withdrawal      1-800-225-5163 for more information and an enrollment form.
                     Plan


  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*        Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA
         02061--Member NASD/SIPC.

                            SCUDDER DEVELOPMENT FUND

               A Pure No-Load (TM) (No Sales Charges) Mutual Fund
                     Which Seeks Long-Term Growth of Capital
                      by Investing Primarily in Securities
                    of Small and Medium-Size Growth Companies

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder Development Fund dated November 1, 1997, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                 Page
THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Investments Involving Above-Average Risk.....................................................................1
         Investments and Investment Techniques........................................................................2
         Investment Restrictions.....................................................................................10
         Other Investment Policies...................................................................................11

PURCHASES............................................................................................................13
         Additional Information About Opening An Account.............................................................13
         Additional Information About Making Subsequent Investments..................................................13
         Additional Information About Making Subsequent Investments by QuickBuy......................................13
         Checks......................................................................................................14
         Wire Transfer of Federal Funds..............................................................................14
         Share Price.................................................................................................14
         Share Certificates..........................................................................................14
         Other Information...........................................................................................15

EXCHANGES AND REDEMPTIONS............................................................................................15
         Exchanges...................................................................................................15
         Redemption by Telephone.....................................................................................16
         Redemption by QuickSell.....................................................................................17
         Redemption by Mail or Fax...................................................................................17
         Redemption-In-Kind..........................................................................................17
         Other Information...........................................................................................18

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................18
         The Pure No-Load(TM) Concept................................................................................18
         Internet access.............................................................................................19
         Dividend and Capital Gain Distribution Options..............................................................20
         Diversification.............................................................................................20
         Scudder Investor Centers....................................................................................20
         Reports to Shareholders.....................................................................................21
         Transaction Summaries.......................................................................................21

THE SCUDDER FAMILY OF FUNDS..........................................................................................21

SPECIAL PLAN ACCOUNTS................................................................................................24
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................25
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........25
         Scudder IRA:  Individual Retirement Account.................................................................25
         Scudder 403(b) Plan.........................................................................................26
         Automatic Withdrawal Plan...................................................................................26
         Group or Salary Deduction Plan..............................................................................26
         Automatic Investment Plan...................................................................................27
         Uniform Transfers/Gifts to Minors Act.......................................................................27

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................27


PERFORMANCE INFORMATION..............................................................................................27
         Average Annual Total Return.................................................................................28
         Cumulative Total Return.....................................................................................28
         Total Return................................................................................................28
         Comparison of Fund Performance..............................................................................28




                                       i

                          TABLE OF CONTENTS (continued)

                                                                                                                   Page

FUND ORGANIZATION....................................................................................................33

INVESTMENT ADVISER...................................................................................................34
         Personal Investments by Employees of the Adviser............................................................36

TRUSTEES AND OFFICERS................................................................................................37

REMUNERATION.........................................................................................................39
         Responsibilities of the Board--Board and Committee Meetings.................................................39
         Compensation of Officers and Trustees.......................................................................39

DISTRIBUTOR..........................................................................................................40

TAXES................................................................................................................41

PORTFOLIO TRANSACTIONS...............................................................................................45
         Brokerage Commissions.......................................................................................45
         Portfolio Turnover..........................................................................................45

NET ASSET VALUE......................................................................................................46

ADDITIONAL INFORMATION...............................................................................................47
         Experts.....................................................................................................47
         Shareholder Indemnification.................................................................................47
         Other Information...........................................................................................47

FINANCIAL STATEMENTS.................................................................................................48


                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

     Scudder Development Fund (the "Fund") is a pure no-load(TM), diversified, series of Scudder Securities Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies

     Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.


     The Fund generally invests in equity securities, including common stocks and convertible securities, of small and medium-size companies, commonly referred to as emerging growth companies, that the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. Generally, small and medium-size companies are those with $50 million to $5 billion in market capitalization.


     To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


     For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may invest without limit in cash, and may invest in high-quality debt securities without equity features, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict how long such alternative strategies may be utilized.


     In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time.

     The Fund may enter into repurchase agreements and invest in illiquid or restricted securities, foreign securities, convertible bonds, and may engage in strategic transactions.

     Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund is intended to be an investment vehicle for that portion of an investor's assets which can appropriately accept above-average risk and is not intended to provide a balanced investment program to meet all requirements of every investor.

     There is no assurance that the Fund will achieve its objective.

     Master/Feeder Structure. The Fund's Board of Trustees may determine that the objective of the Fund would be achieved more efficiently, while retaining its current distribution arrangement, by investing in a master fund in a master/feeder fund structure as described below, and in that case cause the Fund to do so without prior approval by shareholders.

     A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.

Investments Involving Above-Average Risk

     As opportunities for greater gain frequently involve a correspondingly large risk of loss, the Fund may purchase securities carrying above-average risk. The Fund's shares are believed by the Adviser to be suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of substantial long-term rewards.

     As stated above, the Fund may purchase securities involving above-average risk. For example, the Fund has invested from time to time in relatively new companies but is limited, however, by its non-fundamental policy that it may not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Fund's portfolio may also include the securities of small- and medium-size or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Fund allocates its investments among many companies and different industries.

     The securities of small and medium-size companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Investments and Investment Techniques

Illiquid and Restricted Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

     The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.


     The Fund will not invest more than 15% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days.


Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

     A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, as amended ("1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

     Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.


     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Fund may purchase and sell call options on  securities  including  U.S.
Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

     The Fund may purchase  and sell put options on  securities  including  U.S.
Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Fund may invest when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

     Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through strategic transactions involving currencies.

     To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of the stock markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of the Fund's investment performance.

Investment Restrictions

     Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

     Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

     As a matter of fundamental policy, the Fund may not:

     (1) with respect to 75% of its total assets, taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and except securities of other investment companies;

     (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate; (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
          (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans; or

     (6) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

Other Investment Policies

     As a matter of nonfundamental policy, the Fund will not:

     (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


     (e) invest more than 15% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;


     (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) buy options on securities or financial instruments unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the Fund's net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

     (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (j) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value), except for temporary or emergency purposes, or borrow other than from banks;

     (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

     (l) invest more than 20% of its net assets in the securities of foreign issuers;

     (m) purchase from or sell to any of the Fund's officers and trustees, its investment adviser, its principal underwriter or the officers and directors of its investment adviser or principal underwriter, portfolio securities of the Fund;

     (n)  purchase or sell real estate limited partnership interests; or

     (o) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

     Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

     Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

     The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

     Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

     Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

     In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

     A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

     If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

     To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

     The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

     Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

     Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

     Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


     If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

     The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

     The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.


     The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

 (See "Exchanges and redemptions" and "Transaction information" in the
                              Fund's prospectus.)

Exchanges

     Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Fund's prospectus.

     Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

     Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

     There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

     Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


     The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds. For more information please call 1-800-225-5163.


     Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

     Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

     (a)  NEW  INVESTORS  wishing  to  establish   telephone   redemption  to  a
          predesignated bank account must complete the appropriate section on the application.

     (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

     Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

     If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

     Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

     Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

     In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

     Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

     In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

     It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

     The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

     The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

     If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (see "TAXES.")

     Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

     The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an IRA), if an automatic investment plan
(AIP) of $100/month ($50/month for an IRA) is established.

     Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

     Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

     Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

     A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

     A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

     Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

     The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


====================================================================================================================
                                Scudder                                                           No-Load Fund
                            Pure No-Load(TM)                              Load Fund with        with 0.25% 12b-1
         YEARS                   Fund              8.50% Load Fund        0.75% 12b-1 Fee              Fee
--------------------------------------------------------------------------------------------------------------------

           10                  $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

           15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

           20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================

     Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

     World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

     The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

     Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

     Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

     An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

     A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

     Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectus for the address.

     Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

     Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect
Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

     Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

     Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.

Scudder Investor Centers

     Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.

Reports to Shareholders

     The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

     Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)


     The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

     Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

     Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

     Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

     Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

     Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

     Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

     Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

     Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

     Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

     Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

     Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

     Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

     Scudder California Tax Free Fund*seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

     Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

     Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

     Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

     Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

     Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. INCOME

     Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

     Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

     Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

     Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

     Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

     Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

     Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

     Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

     Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

     Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

     Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

     Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

     Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

     Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

     Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

          Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

          Scudder  Value  Fund  seeks   long-term   growth  of  capital  through
          investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

          Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

          Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

          Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

          Scudder   Development  Fund  seeks  long-term  growth  of  capital  by investing primarily in securities of small and medium-size growth companies.

          Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

     Worldwide

          Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

          Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

          Scudder International Fund seeks long-term growth of capital primarily
          through  a  diversified   portfolio  of  marketable   foreign   equity
          securities.

          Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

          Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

          Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

          Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

          Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

          Scudder  Latin  America  Fund  seeks  to  provide   long-term  capital
          appreciation through investment primarily in the securities of Latin American issuers.

          The Japan Fund, Inc. seeks long-term capital appreciation by investing
          primarily  in  equity  securities   (including   American   Depository
          Receipts) of Japanese companies.

     The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


     The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

     Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

     Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

     None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

     Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

     A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

     An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

     The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699


     This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

     Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

     Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

     An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

     An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

     The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

     Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

     The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

     Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

     The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

     The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. In the past, the Fund has followed the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to such tax. In certain circumstances the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

     The Fund intends to distribute substantially all of its investment company taxable income and any net realized capital gains resulting from Fund investment activity in December although an additional distribution may be made, if necessary. Distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Fund's prospectus.)

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

     Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:

                   P        =       a hypothetical initial investment of $1,000
                   T        =       Average Annual Total Return
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for the periods ended June 30, 1997

       One year                Five years               Ten years

        (4.93)%                  14.77%                   12.18%

Cumulative Total Return

     Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
         Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for the periods ended June 30, 1997

          One year                 Five years                     Ten years

           (4.93)%                   99.14%                        215.50%

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

     Because some or all of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

     From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, the Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which the Fund's performance may be compared include, but are not limited to, the following:

 The Europe/Australia/Far East (EAFE) Index
 International Finance Corporation's Latin America Investable Total Return Index Morgan Stanley Capital International World Index
 J.P. Morgan Global Traded Bond Index
 Salomon Brothers World Government Bond Index
 Nasdaq Composite Index
 Wilshire 5000 Stock Index

     From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

     The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

     Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

     Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

     Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

     A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

     Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

     Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

     Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

     The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

     Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed-- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

     Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

     International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

Scudder's 30% Solution

     The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                                FUND ORGANIZATION

                (See "Fund organization" in the Fund'prospectus.)

     The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into four series, Scudder Development Fund, Scudder Micro Cap Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidations. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

     The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

     Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

     The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

     The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

      (See "Fund organization--Investment adviser" in thund's prospectus.)

     Scudder, Stevens & Clark, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


     Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

     Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.


     The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

     The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

     Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the

AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

     The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

     Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

     The Investment Management Agreement (the "Agreement") was last approved by the Trustees of the Fund on September 10-11, 1997. The Agreement is dated June 9, 1992 and will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

     Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986, as amended and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

     Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

     The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

     For these services the Fund pays the Adviser a fee equal to an annual rate of 1% of the Fund's first $500 million of average daily net assets, 0.95 of 1% of the next $500 million of such net assets, and 0.90 of 1% on such net assets in excess of $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Because of the higher cost of research, this fee is higher than that charged by most funds, but not necessarily higher than fees charged to funds with investment objectives similar to those of the Fund. The investment advisory fees for the fiscal years ended June 30, 1995, 1996 and 1997 were $6,050,470, $8,710,130 and
$8,996,442, respectively. Net assets as of June 30, 1997 were $861,564,139.

     Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

     The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

     In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

     The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

     Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

     None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                            Position with
                                                                                            Underwriter,
Name, Age                         Position                                                  Scudder Investor
and Address                       with Trust             Principal Occupation**             Services, Inc.
-----------                       ----------             ----------------------             --------------

Daniel Pierce+* (63)              President and Trustee  Chairman of the Board and          Vice President, Director and
                                                         Managing Director of Scudder,      Assistant Treasurer
                                                         Stevens & Clark, Inc.

Paul Bancroft III (67)            Trustee                Venture Capitalist and                     --
79 Pine Lane                                             Consultant; Retired, President
Box 6639                                                 Chief Executive Officer and
Snowmass Village, CO 81615                               Director of Bessemer Securities
                                   Corporation


Sheryle J. Bolton (51)            Trustee                Chief Executive Officer,                    --
Scientific Learning Corporation                          Scientific Learning Corporation
1995 University Avenue
Suite 400
Berkeley, CA  94704


William T. Burgin (54)            Trustee                General Partner, Bessemer                  --
83 Walnut Street                                         Venture Partners
Wellesley, MA  02181-2101

Thomas J. Devine (70)             Trustee                Consultant                                 --
450 Park Avenue
New York, NY 10022

Keith R. Fox (43)                 Trustee                President, Exeter Capital                   --
10 East 53rd Street                                      Management Corporation
New York, NY 10022

David S. Lee+*#(63)               Trustee and Vice       Managing Director of Scudder,      President, Director and
                                  President              Stevens & Clark, Inc.              Assistant Treasurer


William H. Luers (68)             Trustee                President, Metropolitan Museum             --
The Metropolitan Museum of Art                           of Art
1000 Fifth Avenue
New York, NY 10028


Wilson Nolen (70)                 Trustee                Consultant (1989 until present);            --
1120 Fifth Avenue                                        Corporate Vice President of
New York, NY 10128                                       Becton, Dickinson & Company,
                                                         manufacturer of medical and
                                                         scientific products (until June
                                                         1989)

Kathryn L. Quirk++*# (44)         Trustee, Vice          Managing Director of Scudder,      Senior Vice President, Director
                                  President and          Stevens & Clark, Inc.              and Assistant Clerk
                                  Assistant Secretary



                                       38

                                                                                            Underwriter,
Name, Age                         Position                                                  Scudder Investor
and Address                       with Trust             Principal Occupation**             Services, Inc.
-----------                       ----------             ----------------------             --------------

Dr. Gordon Shillinglaw (72)       Trustee                Professor Emeritus of                      --
Columbia University                                      Accounting, Columbia University
196 Villard Avenue                                       Graduate School of Business
Hastings-on-Hudson
New York, NY  10706

Robert W. Lear (80)               Honorary Trustee       Executive-in-Residence, Visiting            --
429 Silvermine Road                                      Professor, Columbia University
New Canaan, CT 06840                                     Graduate School of Business

Robert G. Stone, Jr. (74)         Honorary Trustee       Chairman Emeritus and Director,            --
405 Lexington Avenue,                                    Kirby Corporation (inland and
39th Floor                                               offshore marine transportation
New York, NY 10174                                       and diesel repairs)

Edmund R. Swanberg++ (75)         Honorary Trustee       Advisory Managing Director of              --
                                                         Scudder, Stevens & Clark, Inc.

Peter Chin++ (55)                 Vice President         Principal of Scudder, Stevens &            --
                                                         Clark, Inc.

Richard W. Desmond++ (61)         Assistant Secretary    Vice President of Scudder,         Vice President
                                                         Stevens & Clark, Inc.

James M. Eysenbach@ (35)          Vice President         Vice President of Scudder,                 --
                                                         Stevens & Clark, Inc.

Philip S. Fortuna++ (39)          Vice President         Managing Director of Scudder,              --
                                                         Stevens & Clark, Inc.

Jerard K. Hartman++ (64)          Vice President         Managing Director of Scudder,              --
                                                         Stevens & Clark, Inc.

Thomas W. Joseph+ (58)            Vice President         Principal of Scudder, Stevens &    Vice President, Director,
                                                         Clark, Inc.                        Treasurer and Assistant Clerk

Thomas F. McDonough+ (50)         Vice President and     Principal of Scudder, Stevens &    Clerk
                                  Secretary              Clark, Inc.

Pamela A. McGrath+ (43)           Vice President and     Managing Director of Scudder,              --
                                  Treasurer              Stevens & Clark, Inc.

Roy C. McKay++ (54)               Vice President         Managing Director of Scudder,              --
                                                         Stevens & Clark, Inc.

Edward J. O'Connell++ (52)        Vice President and     Principal of Scudder, Stevens &    Assistant Treasurer
                                  Assistant Treasurer    Clark, Inc.


* Mr. Lee, Ms. Quirk and Mr. Pierce are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Mr. Lee and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when they are not in session.
+    Address: Two International Place, Boston, Massachusetts
++   Address: 345 Park Avenue, New York, New York
@    Address: 101 California Street, Suite 4100, San Francisco, CA 94111-5886

     The Trustees and Officers of the Fund also serve in similar capacities with other Scudder Funds.

     To the knowledge of the Trust, as of September 30, 1997, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) 368,276 shares, or 1.73% of the shares of the Fund outstanding on such date.

     Certain accounts for which the Adviser acts as investment adviser owned 2,242,440 shares in the aggregate, or 10.56% of the outstanding shares on September 30, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

     To the knowledge of the Trust, as of September 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

     The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Adviser"). These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

     The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

     All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

     The  Independent  Trustees met fourteen times during 1996,  including Board
and  Committee   meetings  and  meetings  to  review  each  Fund's   contractual
arrangements as described above.

Compensation of Officers and Trustees

     Several of the officers and Trustees of the Trust may be officers of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company of Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in fees paid by the Trust. The Trust pays no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be compensated for all expenses relating to Trust business (specifically including travel expenses relating to Trust business). Each of these unaffiliated Trustees receives a revised annual Trustee's fee of $12,000, divided equally among the series of the Trust plus $100 for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Trust on behalf of a Fund and the Adviser or any affiliates. Each unaffiliated Trustee also receives $100 per committee meeting, other than those set forth above, attended.

     No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

     The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.


                 Name              Scudder Securities Trust*             All Scudder Funds
                 ----              -------------------------             -----------------

       Paul Bancroft III                   $17,572                   $143,358          (16 funds)

       Sheryle J. Bolton**                   --                       $71,200          (9 funds)

       William T. Burgin***                  --                          --               --

       Thomas J. Devine                    $18,672                   $156,058          (18 funds)

       Keith R. Fox                        $18,372                    $87,508          (10 funds)

       William H. Luers**                    --                      $100,486          (11 funds)

       Wilson Nolen                        $19,172                   $165,608          (17 funds)

       Dr. Gordon Shillinglaw              $19,172                   $119,918          (19 funds)

       Robert W. Lear                        --                       $33,049          (11 funds)

       Robert G. Stone, Jr.                 $1,272                    $12,272@          (2 funds)

* Scudder Securities Trust consists of four mutual funds: Scudder Development Fund, Scudder Small Company Value Fund, Scudder 21st Century Growth Fund and Scudder Micro Cap Fund. Scudder Micro Cap Fund and Scudder 21st Century Growth Fund commenced operations on August 12, 1996 and September 9, 1996, respectively.
**   Elected as Trustee to Scudder Securities Trust in October 1997.
***  Elected as Trustee to Scudder Securities Trust June 1, 1997.
@ This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000a in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.

                                   DISTRIBUTOR

     The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on September 10-11, 1997.

     Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

     The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

NOTE: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

     As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

          (See "Distribution and performance information--Dividends and capital gain distributions" and "Transactio information--
     Tax information, Tax identification number" in the Fund's prospectus.)

     The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

     A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

     The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

     Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

     If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

     Distributions   of  investment   company  taxable  income  are  taxable  to
shareholders as ordinary income.

     Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

     Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss, which the Fund designates as capital gain dividends, are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

     Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

     The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

     Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

     Many futures contracts and certain foreign currency forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

     Positions of the Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

     Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or non-equity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

     Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting material principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests including options, futures and forward contracts and short sales in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

     The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

     Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

     To the maximum extent feasible the Adviser places orders for portfolio transactions for the Fund through the Distributor, which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

     The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Fund or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.


     In the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid brokerage commissions of $543,646, $466,503 and $825,519, respectively. For the fiscal year ended June 30, 1997, $713,707 (86% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Adviser. The amount of such transactions aggregated $366,689,326 (34% of all transactions).


     The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. Within the past three years no such recapture has been effected.

Portfolio Turnover

     The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal years ended June 30, 1996 and 1997 were 58.8% and 52.2%, respectively.


                                 NET ASSET VALUE


     The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.


     An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

     Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

     An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

     If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

     If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

     Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

     The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

     The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

     Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Fund, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

     The name "Scudder Securities Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

     The CUSIP number of the Fund is 811196-10-4.

     The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian.

     The firm of Dechert Price & Rhoads of Boston is counsel to the Trust.


     Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by the Fund for the fiscal years ended June 30, 1996 and 1997, amounted to $127,426 and $130,526, respectively, of which $10,121 was unpaid at June 30, 1997.

     Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend paying agent for the Fund. The Fund pays Service Corporation an annual fee for each account maintained for a participant. The fee incurred by the Fund for the fiscal years ended June 30, 1995, 1996 and 1997, amounted to $1,131,627, $979,311 and $1,504,880, respectively, of which $127,740 was unpaid at June 30, 1997.

     Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. The Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account. The fee incurred by the Fund for the fiscal years ended June 30, 1996 and 1997, amounted to $391,855 and $893,240, respectively, of which $89,950 was unpaid at June 30, 1997.

     The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

     The financial statements, including the investment portfolio, of Scudder Development Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated June 30, 1997, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
Development Fund

Annual Report
June 30, 1997

Pure No-Load(TM) Funds


Offers opportunities for long-term growth of capital by investing primarily in securities of emerging growth companies.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.



SCUDDER                                     [logo]

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
  10  Glossary of Investment Terms
  12  Investment Portfolio
  20  Financial Statements
  23  Financial Highlights
  24  Notes to Financial Statements
  28  Report of Independent Accountants
  29  Tax Information
  32  Officers and Trustees
  33  Investment Products and Services
  34  Scudder Solutions


                                    In Brief

  o After more than two years of strong performance, Scudder Development Fund gave back some of its gains in the 12-month period ended June 30, 1997. Hit hard by extreme volatility in some of its most important sectors, the Fund posted a -4.93% total return for the period.

  o The Fund's average annual return of 23.20% exceeds the 21.75% return for the average mid-cap fund tracked by Lipper Analytical Services for the three-year period ended June 30, 1997.

  o The correction in emerging-growth stocks -- one of the longest and sharpest in history -- appears to be over. Small company growth stocks rebounded smartly during the second quarter of 1997, with the Russell 2000 Growth Index gaining nearly 18%.

  o During the fiscal year ended June 30, 1997, the Fund worked toward building a more balanced portfolio, with additions outside the healthcare and technology sectors. Newcomers to the portfolio include regional banks and natural gas exploration and development companies.


                             2 - SCUDDER DEVELOPMENT FUND

                        Letter From the Fund's President

Dear Shareholders,

     The past year has not been easy for investors in small growth stocks. In the first nine months of your fund's fiscal year ended June 30, 1997, the stocks of emerging-growth companies suffered their worst setback since 1994 due to a host of factors that included higher interest rates, a stronger dollar, and increased competition in certain segments of the economy.

     Scudder Development Fund was especially hard hit relative to its peers in the mid-capitalization category of funds tracked by Lipper Analytical Services. As Fund Managers Roy McKay and Peter Chin outline in the following letter, the Fund seeks above-average growth and is aggressive by nature. In the past, when the markets for emerging-growth companies were strong -- as was the case during the Fund's 1995 and 1996 fiscal years -- the Fund performed even better. In those years, Scudder Development Fund returned 45.41% and 35.26%, respectively, versus 25.28% and 25.33% for the average mid-cap fund, according to Lipper. Conversely, when markets head lower, the Fund may sink at a faster rate, as was the case this year.

     If the second quarter of 1997 is any indication, small-company growth stocks have begun to stage a recovery. The Russell 2000 Growth Index, a barometer for small and medium-sized growth stocks, returned 18% in the three months ended June 30. In view of previous price declines, however, we believe many of the Fund's holdings remain at attractive levels, given their strong potential for future earnings gains. We look forward to the coming year, and thank you for your continued investment in Scudder Development Fund.

     We would like to take this opportunity to tell you of a newcomer to Scudder's mutual fund lineup: Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of established companies listed on foreign exchanges. For a complete listing of Scudder's mutual fund offerings, see page 33.

     If you have any questions regarding Scudder Development Fund or any other Scudder fund, please do not hesitate to call Investor Relations at 1-800-225-2470.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Development Fund


                             3 - SCUDDER DEVELOPMENT FUND

PERFORMANCE UPDATE as of June 30, 1997
-----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------
                       Total Return
Period     Growth     --------------
Ended        of                Average
6/30/97   $10,000   Cumulative  Annual
---------------------------------------
SCUDDER DEVELOPMENT FUND
---------------------------------------
1 Year    $  9,507      -4.93%   -4.93%
5 Year    $ 19,914      99.14%   14.77%
10 Year   $ 31,550     215.50%   12.18%
20 Year   $194,433    1844.33%   15.99%

---------------------------------------
RUSSELL 2000 GROWTH INDEX
---------------------------------------
1 Year    $ 10,451       4.51%    4.51%
5 Year    $ 20,211     102.11%   15.10%
10 Year   $ 23,543     135.43%    8.93%
20 Year   $      -          -%       -%

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30

SCUDDER DEVELOPMENT FUND
Year                Amount
---------------------------
'87                 $10,000
'88                 $ 8,911
'89                 $ 9,825
'90                 $10,681
'91                 $10,742
'92                 $11,649
'93                 $14,031
'94                 $14,157
'95                 $17,809
'96                 $22,526
'97                 $23,543

RUSSELL 2000 GROWTH INDEX
Year                Amount
---------------------------
'87                 $10,000
'88                 $ 9,465
'89                 $ 9,905
'90                 $12,729
'91                 $14,042
'92                 $15,843
'93                 $19,374
'94                 $16,873
'95                 $24,536
'96                 $33,187
'97                 $31,550

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and NASDAQ. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods Ended June 30


                       1988      1989     1990     1991     1992     1993     1994     1995     1996     1997
                     -----------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 22.00   $ 22.54  $ 26.25  $ 27.33  $ 29.92  $ 34.58  $ 27.58  $ 37.35  $ 45.56  $ 39.02
CAPITAL GAINS
DIVIDENDS.........   $  1.90   $   .42  $  2.28  $  1.23  $   .96  $  1.70  $  3.07  $  2.12  $  4.20  $  4.48
FUND TOTAL
RETURN (%)........     -5.35      4.66    28.50    10.32    12.83    22.28   -12.91    45.41    35.26    -4.93
INDEX TOTAL
RETURN (%)........    -10.88     10.26     8.72      .58     8.45    20.45      .88    25.82    26.49     4.51

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
*Index returns are not available for this period

                          4 - SCUDDER DEVELOPMENT FUND

PORTFOLIO SUMMARY as of June 30, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      99%
Convertible Securities              1%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Following the Fund's rebound
during the second quarter, we are
keeping the Fund near fully
invested to benefit from any
further gains in the emerging-
growth group.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------
Technology                         20%
Service Industries                 18%
Financial                          17%
Health                             16%
Consumer Discretionary              8%
Energy                              8%
Manufacturing                       5%
Durables                            2%
Media                               2%
Other                               4%
--------------------------------------
                                   100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

In keeping with our strategy of
increasing portfolio
diversification, we added natural
gas companies, banks and
consumer stocks.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(23% OF PORTFOLIO)
--------------------------------------------------------------------------
1.   G & K SERVICES INC.
     Uniform rentals

2.   CINTAS CORP.
     Uniform rentals

3.   ACCUSTAFF, INC.
     National provider of temporary
     staffing personnel

4.   SYNOPSIS INC.
     Developer of high level electronic design software

5.   FIRST SECURITY CORP.
     Commercial banking in western
     states

6.   KEANE, INC.
     Provider of computer software
     project management & design
     development services

7.   FIRST AMERICAN CORP.
     Regional commercial banking

8.   PARAMETRIC TECHNOLOGY CORP.
     Mechanical design software producer

9.   ENCAD, INC.
     Manufacturer of large format color ink jet printers

10.  SECURITY DYNAMICS TECHNOLOGIES, INC.
     Designer, developer & supporter of a family of security products used to manage access to computer-based information resources

Solid returns were
demonstrated by information
technology outsourcing
companies including the Fund's
sixth largest holding, Keane,
Inc., which is helping to
reprogram computers for the
year 2000.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                          5 - SCUDDER DEVELOPMENT FUND

                         Portfolio Management Discussion

Scudder Development Fund has been managed by Roy C. McKay since 1988. Peter Chin joined the team as co-manager in 1993. For a report on the Fund's fiscal year 1997 performance and strategy, as well as management's outlook for the coming year, here is an interview with Roy McKay and Peter Chin, Portfolio Managers of Scudder Development Fund.

Q: How did Scudder Development Fund perform relative to its benchmark, the Russell 2000 Growth Index, in fiscal year 1997?

A: The Fund's total return was a negative 4.93%, versus an index return of 4.51%. The index's outperformance can be attributed largely to its diversification. In a correction as sharp as the one just past, holding a basket of 2000 stocks can provide significantly more downside protection than the roughly 150 stocks held by the Fund. Of course, when emerging-growth stocks in general are performing well, the Fund's relatively smaller group of select holdings historically have had a better track record. In fiscal years 1995 and 1996, for example, your fund outperformed the index by a significant margin.

Q: What were some of the factors that contributed to the underperformance of emerging-growth stocks relative to large-company stocks this year ?

A: Chief among investors' concerns has been the fear of rising interest rates and their potential impact on the valuations of emerging-growth companies. As the economy picked up steam last year, investors began to worry that record low unemployment and tight manufacturing capacity would spark an increase in inflation. Under this scenario, the Federal Reserve would be forced to raise interest rates -- which it eventually did, in March -- thereby increasing the discount rate used to value growth equities.

Other factors contributed to the darkening mood. For example, a rising dollar hurt many technology issues, because investors feared that the stronger currency would give overseas companies a competitive edge. Also, while reported earnings have continued to grow overall, a number of emerging-growth companies disappointed investors with weaker-than-expected results. By early 1997, mutual funds and other large institutional buyers were abandoning emerging-growth stocks and seeking the safety and liquidity of large, well-established companies.

In all, the decline lasted roughly nine months, far longer than previous corrections. The average emerging-growth company on Nasdaq fell 30% from its summer 1996 highs through the end of March 1997. It is interesting to compare the actual earnings growth of these stocks with their share price movements. Over the past twelve months, your fund's largest 30 holdings, representing 45% of the portfolio, reported weighted average earnings gains of roughly 27% and weighted average price gains of 28%. With an investment horizon of one year or beyond, short-term factors like interest rate movements and market psychology tend to be overcome by actual earnings growth.

Q:  What sectors and stocks helped boost Fund performance?

A: Throughout the 12-month period, positive performance came from energy-related holdings such as Global Industries, Ltd., a company specializing in pipeline


                             6 - SCUDDER DEVELOPMENT FUND
construction and other services for offshore drillers. Semiconductor companies also showed some resilience during the year, bouncing back from last year's inventory-related downturn.

Solid returns were demonstrated by information technology outsourcing companies and regional banks. Fund holdings such as Keane and Computer Horizons are helping to reprogram computers for the year 2000 -- a potentially sticky problem impacting any company that must keep accurate client records. (In the past, the mainframe computers that store huge corporate databases were not programmed to recognize dates past 1999.) Regional banks have also provided strong performance, thanks to a wave of merger activity in some of the country's fastest-growing areas. Many of the Fund's bank holdings are take-over candidates; some -- Dauphin Deposit, for example -- have already been bought out at attractive premiums.

Q: What were some of the disappointments?

A: In the first three months of 1997, holdings in the healthcare and technology sectors generally declined in lockstep. Throughout the year a number of large portfolio holdings announced weaker fundamentals and suffered related price declines. Many of these holdings were subsequently sold. While we cannot control investment variables like interest rates and sector fashions, we do take pride in owning well-managed companies with bright futures. Seeing even a handful of these report earnings disappointments is painful and leads us to redouble our efforts to make certain that we are indeed invested in well-managed, rapidly growing businesses. That may mean somewhat more concentrated positions in the future as we focus more narrowly on those companies in which we have the greatest conviction.

Q: Lipper includes the Fund in its mid-capitalization category. How did it perform relative to this peer group in fiscal year 1997?

A: Scudder Development Fund underperformed the group by a fairly wide margin. The 188 mid-cap funds tracked by Lipper returned 15.61% on average over the 12-month period, compared with -4.93% for the Fund. It's worth noting that one of these "mid-cap" funds owns General Electric with a market cap of $232 billion. About 60% of these "mid-cap" funds own Intel, with a market cap of $128 billion. Since the market has favored larger companies over the past twelve months, it is not surprising that given its smaller-cap focus, Scudder Development Fund returns lagged during this period.

Q: How would you characterize the Fund's investment strategy relative to its Lipper category?

A: Scudder Development Fund is clearly one of the more aggressive entrants in Lipper's mid-cap category. While the Fund's holdings may be medium-sized on average, it matters more to us that our companies are growing rapidly and that they offer the potential for above-average earnings growth. This focus naturally has led to heavy weightings in the growth-oriented technology and healthcare sectors of the economy -- sectors that were among the hardest hit during the correction. We maintain our conviction that, over the longer-term, companies that demonstrate strong earnings growth will provide above-average performance.


                             7 - SCUDDER DEVELOPMENT FUND

Q: The Fund rebounded 16.1% in the final three months of the period. In light of these gains, what stocks do you find attractive now?

A: Even after the strong second quarter, we believe the portfolio represents some compelling values, given current earnings estimates. In fact, at the end of June the Fund's price/earnings ratio based on next year's estimated earnings was 20.5, or roughly a 3% discount to the Russell 2000 Growth Index. In early May, a number of holdings were initiated or increased to take advantage of the extreme price weakness then prevalent. New investments included PLC Systems, Systems and Computer Technology, Vivus, Rational Software, and Cornell Corrections.

Q: What other changes to the Fund have you made in recent months?

A: In keeping with our strategy of increasing portfolio diversification, we added two natural gas and development companies, two banks, and two consumer stocks. St. Mary Land & Exploration has a number of large drilling opportunities this year, and KCS Energy has a long-term record of creating shareholder value through reserve and production expansion. Silicon Valley Bancshares was added to gain exposure to the California economy and to reinvest profits from the partial sale of Zions Bancorp, a strong performer during the period. As for our consumer stocks, West Marine Inc., is a retailer of boating equipment.

THE ORIGINAL DOCUMENT CONTAINS A LINE GRAPH HERE

LINE GRAPH TITLE:
                            Scudder Development Fund:
                  Price/Earnings Ratio Relative to the S&P 500

The following data is plotted quarterly from the year 1971 to the present.

The normal range of values is 120 to 180, inclusive.

LINE GRAPH DATA:

            130
            155
            155
            180
            195
            217
            214
            207
            171
            153
            149
            134
            116
            153
            149
            134
            116
             92
             88
             79
             80
             89
             73
             83
             92
            104
            105
            115
            120
            128
            130
            120
            122
            128
            142
            141
            129
            141
            171
            162
            175
            193
            180
            175
            182
            165
            169
            180
            192
            191
            208
            180
            170
            150
            155
            149
          143.5
            135
            153
            155
            122
            153
            133
            154
            120
            111
            114
            105
             84
            100
             98
            120
          145.5
            137
          133.6
          148.8
          149.3
          142.6
          136.5
          137.4
          122.7
          135.1
          145.1
          141.2
            142
            165
            126
             97
            113
          118.9
          111.2
            134
            139
            111
            124
            122
            120
            150
            187
            184
            169
            174
            174
            195
            146
            179
            120

  The portfolio's smaller-cap holdings appear reasonably valued versus the large company universe.


                             8 - SCUDDER DEVELOPMENT FUND

We believe our efforts to diversify the portfolio outside of the health and technology sectors, combined with recent "bargain hunting" purchases, have positioned the portfolio to benefit from any further gains in the emerging-growth group. Large-company stocks now have held the performance lead for more than a year. We think the gains of the past three months, linked to a more benign inflationary outlook, indicate that the tide has finally turned in favor of rapidly growing companies.

/s/Roy C. McKay            /s/Peter Chin
Roy C. McKay               Peter Chin


                            Scudder Development Fund:
                          A Team Approach to Investing


  Scudder Development Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


  Lead Portfolio Manager Roy C. McKay assumed responsibility for the Fund's day-to-day management when he joined Scudder in 1988. Mr. McKay has more than 30 years of investment experience, with over 20 years specializing in small company growth stocks. Peter Chin, who became a Portfolio Manager in 1993, has been with Scudder since 1973, and joined Scudder's small company group in 1986. Mr. Chin contributes special expertise in manufacturing, service and energy companies.


                             9 - SCUDDER DEVELOPMENT FUND

                          Glossary of Investment Terms


CURRENCY                 The price at which one country's currency can be
EXCHANGE RATE            exchanged into another currency. When the
                         U.S. dollar rises relative to foreign currencies, this decreases the buying power of overseas purchasers of U.S. goods and services and tends to hurt the earnings of U.S. companies that export; by contrast, a weak dollar promotes U.S. exports.

DIVIDEND YIELD           With stocks, a company's payment out of earnings
                         to shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%; if the stock price goes up to $20, the yield would fall to 5%.

FEDERAL FUNDS RATE       A benchmark short-term interest rate, the
                         Fed Funds rate is the interest charged by Federal
                         Reserve member banks to other member banks requiring overnight loans to meet regulatory reserve requirements. The Fed Funds rate is a key instrument of U.S. monetary policy, by which the Federal Reserve seeks to influence growth and inflation by controlling the supply of money in the economy.

FUNDAMENTAL              Analysis of companies based on the projected impact of
RESEARCH                 management, products, sales, and earnings on
                         their balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

GROWTH STOCK             Stock of a company that has displayed above
                         average earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at higher multiples to earnings and experience more price volatility than the market as a whole.

PRICE/EARNINGS           A widely used gauge of a stock's valuation, that
RATIO                    indicates what investors are paying for a
                         company's earning power at the current stock price. May be based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth, along with greater risk of earnings disappointments.


                             10 - SCUDDER DEVELOPMENT FUND

LIQUIDITY                A stock that is liquid has enough shares outstanding
                         and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant move in its market price as a result.

MARKET                   The market value of a company's outstanding shares of
CAPITALIZATION           common stock, determined by the number
                         of shares outstanding multiplied by the share price
                         (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalization. "Large-cap" stocks tend to be more liquid.

NASDAQ The Nasdaq Stock Market (for National Association of Securities Dealers Automated Quotation system.) A computerized system that provides brokers and dealers with price quotations for securities traded over the counter ("OTC"), as well as for some securities listed on the New York Stock Exchange or American Stock Exchange. Historically, most securities traded OTC using the Nasdaq quotation system have been smaller-capitalization stocks that do not qualify for listing on a major exchange.

VALUE STOCK              A company whose stock price does not fully
                         reflect its intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields.

OVER/UNDER               Refers to the allocation of assets -- usually by
WEIGHTING                sector, industry, or country -- within a
                         portfolio relative to the portfolio's benchmark index or investment universe.


                             11 - SCUDDER DEVELOPMENT FUND

                    Investment Portfolio as of June 30, 1997

                                                                                               Principal             Market
                                                                                              Amount ($)            Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Bonds 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health 0.1%
Pharmaceuticals
North American Vaccine, Inc., 6.5%, 5/1/03 .............................................       1,000,000               903,750
                                                                                                                   -----------
Media 0.0%
Broadcasting & Entertainment
Intouch Group, Inc. Promissory Note, 8%, 2/1/96 (b)(c)(d) ..............................         217,500               104,000
                                                                                                                   -----------
Durables 0.1%
Aerospace
Simula, Inc., 8%, 5/1/04 ...............................................................         823,000             1,024,635
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $2,209,985)                                                                            2,032,385
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Shares
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Health 0.4%
Biotechnology 0.2%
Norian Corp. "D" * (Developer and manufacturer of a proprietary biomaterial for
  skeletal repair) (b)(c) ..............................................................         357,142             1,999,995
                                                                                                                   -----------
Medical Supply & Specialty 0.2%
InterVentional Technologies, Inc."G" * (Manufacturer of minimally invasive disposable microsurgical devices and systems for treatment of cardiovascular
  disease) (b)(c) ......................................................................         120,000             1,200,000
                                                                                                                   -----------
Miscellaneous 0.4%
HYSEQ Inc. "A" * (Genetic biotechnology company) (b)(c) ................................         175,000             3,360,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $4,599,995)                                                                 6,559,995
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks 99.0%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 8.4%
Apparel & Shoes 1.4%
St. John Knits Inc. (Manufacturer of women's clothing) .................................         221,300            11,950,200
                                                                                                                   -----------
Hotels & Casinos 1.5%
Anchor Gaming* (Operator of gaming machines and casinos) ...............................         148,300             7,081,325
Grand Casinos Inc.* (Casino manager) (e) ...............................................         200,000             2,950,000
Shuffle Master, Inc.* (Manufacturer of automatic card shuffling systems
  for gaming operations) ...............................................................         347,500             2,845,156
                                                                                                                   -----------
                                                                                                                    12,876,481
                                                                                                                   -----------
Recreational Products 1.2%
Family Golf Centers, Inc.* (Operator of golf-related recreational facilities) ..........         441,000            10,143,000
                                                                                                                   -----------
Restaurants 0.3%
Dave & Buster's, Inc.* (Operator of restaurant/entertainment complexes) ................         100,000             2,675,000
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                         12 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail 4.0%
PETsMART Inc.* (Pet food and supply superstores) .......................................         824,000             9,476,000
Viking Office Products Inc.* (Direct marketer of office supplies) ......................         662,800            12,593,200
West Marine, Inc.* (Retailer of recreational and commercial boating supplies
  and apparel) .........................................................................         234,400             6,035,800
Wilmar Industries, Inc.* (National distributor of repair and maintenance
  products for the apartment housing market) ...........................................         255,700             6,232,688
                                                                                                                   -----------
                                                                                                                    34,337,688
                                                                                                                   -----------
Health 15.8%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. (Producer of immunoregulatory compounds) (b)(c) ..........         400,000             3,230,500
CytoTherapeutics, Inc.* (Developer of therapeutic products for treatment of
  certain chronic and disabling diseases) ..............................................         382,900             2,058,088
Guilford Pharmaceuticals, Inc.* (Research and development of therapeutic and
  diagnostic drugs) ....................................................................         139,000             3,370,750
Neurogen Corp.* (Developer of biopharmaceuticals for treatment of psychiatric and
  neurological disorders) ..............................................................         200,000             4,550,000
Neoprobe Corp.* (Research and development of a system for diagnosis and treatment
  of cancer) ...........................................................................         435,262             6,093,668
Norland Medical Systems, Inc.* (Marketer of systems used in diagnosis of bone
  disorders) ...........................................................................         277,100             3,013,463
                                                                                                                   -----------
                                                                                                                    22,316,469
                                                                                                                   -----------
Health Industry Services 1.4%
IDX Systems Corp.* (Provider of health care information systems to physician
  groups and academic medical centers) .................................................         306,300            10,567,350
Ventana Medical Systems, Inc.* (Manufacturer of automated medical test systems
  for cell and tissue analysis) ........................................................         145,700             1,803,038
                                                                                                                   -----------
                                                                                                                    12,370,388
                                                                                                                   -----------
Hospital Management 1.6%
ARV Assisted Living, Inc.* (Operator of licensed assisted living facilities for
  senior citizens) .....................................................................         228,200             2,510,198
Advocat, Inc.* (Operator of nursing homes and retirement centers) ......................         100,500             1,143,188
Assisted Living Concepts, Inc.* (Operator of assisted living residences) ...............         157,800             4,359,225
Atria Communities, Inc.* (Provider of assisted and independent living communities
  for the elderly) .....................................................................         222,000             3,413,250
Karrington Health, Inc.* (Owner and operator of private pay assisted living
  residences) ..........................................................................         171,000             2,565,000
                                                                                                                   -----------
                                                                                                                    13,990,861
                                                                                                                   -----------
Medical Supply & Specialty 5.7%
Cardiovascular Dynamics, Inc.* (Developer and manufacturer of catheters for
  treatment of vascular diseases) ......................................................         353,800             2,786,175
Closure Medical Corp.* (Manufacturer of medical adhesive products) .....................         130,100             2,504,425
Endosonics Corp.* (Manufacturer of imaging catheters) ..................................         409,400             4,452,225

    The accompanying notes are an integral part of the financial statements.


                         13 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
ESC Medical Systems Ltd.* (Producer of devices for non-invasive treatment of
  benign vascular lesions) ..............................................................        252,900             6,448,950
ICU Medical Inc.* (Designer, manufacturer and marketer of proprietary disposable
  medical products) (e) .................................................................        550,800             4,199,850
PLC Systems Inc.* (Developer, manufacturer and marketer of medical laser systems) .......        392,100             8,650,706
Perclose, Inc.* (Developer and producer of minimally invasive single-use systems
  to close arterial access sites surgically) ............................................        247,800             6,195,000
STERIS Corp.* (Manufacturer of sterile processing systems) ..............................        175,800             6,570,525
Sterile Recoveries, Inc.* (Delivery and retrieval service for reusable gowns and
  other disposable products needed for surgery) .........................................        172,900             3,068,975
Thermo Cardiosystems, Inc.* (Manufacturer of implantable heart assisting devices) .......        172,000             4,472,000
                                                                                                                   -----------
                                                                                                                    49,348,831
                                                                                                                   -----------
Pharmaceuticals 4.5%
Agouron Pharmaceuticals, Inc.* (Developer of therapeutic and synthetic drugs for
  treatment of cancer and other diseases) ...............................................        129,500            10,473,313
NABI, Inc.* (Leading biopharmaceutical company in development of products to
  prevent and treat autoimmune and infectious diseases) .................................        444,100             2,942,163
North American Vaccine, Inc.* (Developer of immunological products) .....................        286,700             5,536,894
Noven Pharmaceuticals, Inc.* (Transdermal drug delivery systems) ........................        814,400             5,802,600
PathoGenesis Corp.* (Developer of drugs for treatment of serious infectious
  diseases) .............................................................................        300,000             8,737,500
Vivus, Inc.* (Developer of therapeutic systems for treatment of reproductive
  dysfunction) ..........................................................................        224,400             5,343,525
                                                                                                                   -----------
                                                                                                                    38,835,995
                                                                                                                   -----------
Financial 16.5%
Banks 13.0%
CCB Financial Corp. (Commercial bank providing retail, commercial, mortgage and
  construction loans) ...................................................................        141,100            10,317,938
Corus Bankshares, Inc. (Commercial bank holding company) ................................         55,200             1,559,400
First American Corp. (Tennessee) (Regional commercial banking) ..........................        450,000            17,268,750
First Commerce Corp. (Commercial banking in Louisiana and Mississippi) ..................        192,400             8,465,600
First Security Corp. (Commercial banking in western states) .............................        698,175            19,068,905
First Virginia Banks, Inc. (Commercial and mortgage banking and insurance) ..............        190,000            11,459,375
Magna Group, Inc. (Commercial banking and financial services) ...........................        236,100             8,204,475
Signet Banking Corp. (Multi-bank holding company) .......................................        272,800             9,820,800
Union Planters Corp. (Commercial banking in Tennessee) ..................................        250,000            12,968,750
Zions Bancorp (Commercial banking in Utah) ..............................................        329,400            12,393,675
                                                                                                                   -----------
                                                                                                                   111,527,668
                                                                                                                   -----------
Insurance 2.6%
CapMAC Holdings Inc. (Provider of financial guaranty insurance) .........................        216,900             7,293,262

    The accompanying notes are an integral part of the financial statements.


                         14 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Compdent Corp.* (Provider of dental coverage in the managed dental care industry) .......        135,000             2,843,438
Meadowbrook Insurance Group. Inc. (Insurance holding company) ...........................        262,600             6,548,587
Terra Nova (Bermuda) Holdings Ltd. "A" (Property, casualty and marine insurance and
  reinsurance company) ..................................................................        273,800             5,749,800
                                                                                                                   -----------
                                                                                                                    22,435,087
                                                                                                                   -----------
Business Finance 0.9%
Imperial Bancorp (Merchant card transaction processing, trust and custodial
  services, international trade and foreign exchange services) ..........................        254,100             7,337,140
                                                                                                                   -----------
Media 1.7%
Advertising 1.5%
Outdoor Systems, Inc.* (Outdoor advertising company) ....................................        115,650             4,423,613
Universal Outdoor Holdings, Inc.* (Outdoor advertising company) .........................        235,800             8,223,525
                                                                                                                   -----------
                                                                                                                    12,647,138
                                                                                                                   -----------
Broadcasting & Entertainment 0.2%
Jacor Communications, Inc. "A" * (Owner and operator of radio stations) .................         50,000             1,912,500
                                                                                                                   -----------
Service Industries 18.0%
EDP Services 5.2%
Analysts International Corp. (Contract programming and software services) ...............        166,600             5,581,100
Computer Horizons Corp.* (Diversified information technology services and
  solutions) ............................................................................        328,050            11,235,713
Keane, Inc.* (Provider of computer software project management and design
  development services) .................................................................        332,100            17,269,200
Systems & Computer Technology Corp.* (Computer software for educational
  institutions) .........................................................................        370,300             9,905,525
                                                                                                                   -----------
                                                                                                                    43,991,538
                                                                                                                   -----------
Environmental Services 0.1%
Commodore Applied Technologies, Inc.* (Developer of environmental technologies) .........        175,200             1,040,250
Commodore Applied Technologies, Inc. Warrants* (expire 6/1/02) ..........................        113,000               155,375
                                                                                                                   -----------
                                                                                                                     1,195,625
                                                                                                                   -----------
Miscellaneous Commercial Services 12.0%
ABR Information Services, Inc.* (Benefits, compliance and information services) .........        113,200             3,282,798
AccuStaff, Inc.* (National provider of temporary staffing personnel) ....................      1,038,852            24,607,804
Apollo Group, Inc.* (Provider of higher education programs for working adults) ..........        200,000             7,050,000
CMG Information Services, Inc.* (Developer of information based products and
  services for direct marketing) ........................................................        250,500             3,287,813
Cintas Corp. (Uniform rentals) ..........................................................        376,700            25,898,125
Copart, Inc.* (Auctioneer of damaged vehicles for insurance companies) ..................        347,500             5,733,750
G & K Services Inc. "A" (Uniform rentals) ...............................................        700,000            26,075,000

    The accompanying notes are an integral part of the financial statements.


                         15 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Sitel Corp.* (Nebraska based telemarketing company for major credit-card and
  insurance companies) ..................................................................        367,200             7,573,500
                                                                                                                   -----------
                                                                                                                   103,508,790
                                                                                                                   -----------
Miscellaneous Consumer Services 0.7%
Veterinary Centers of America, Inc.* (Owner and manager of veterinary hospitals) ........        490,200             5,974,313
                                                                                                                   -----------
Durables 2.4%
Automobiles 0.6%
Tower Automotive, Inc.* (Producer of engineered metal stampings and assemblies for
  automotive industry) ..................................................................        120,000             5,160,000
                                                                                                                   -----------
Telecommunications Equipment 1.8%
AML Communications, Inc.* (Manufacturer of amplifiers and related products for
  communications markets) ...............................................................         24,100                68,532
Ascend Communications, Inc.* (Developer and producer of a variety of high-speed
  wide area network access products) ....................................................        279,961            11,023,464
Pairgain Technologies Inc.* (Manufactures telecommunications equipment) .................        260,700             4,040,850
                                                                                                                   -----------
                                                                                                                    15,132,846
                                                                                                                   -----------
Manufacturing 4.4%
Containers & Paper 1.2%
Aptargroup, Inc. (Manufacturer of packaging equipment components) .......................        124,700             5,642,675
Sealed Air Corp.* (Protective packaging material) .......................................         99,000             4,702,500
                                                                                                                   -----------
                                                                                                                    10,345,175
                                                                                                                   -----------
Electrical Products 1.0%
Advanced Lighting Technologies, Inc.* (Manufacturer of metal halide lighting
  products) .............................................................................        324,500             8,193,624
                                                                                                                   -----------
Industrial Specialty 0.5%
Lydall, Inc.* (Engineered fiber materials) ..............................................        196,400             4,148,950
                                                                                                                   -----------
Office Equipment/Supplies 1.7%
Encad, Inc.* (Manufacturer of large format color inkjet printers) .......................        357,200            14,823,800
                                                                                                                   -----------
Technology 20.4%
Computer Software 13.7%
Advent Software, Inc.* (Provider of stand-alone and client/server software
  products) .............................................................................        287,400             7,652,024
Aurum Software, Inc.* (Developer of sales and marketing information software) ...........        300,000             7,200,000
CBT Group PLC* (ADR) (Developer and publisher of software focusing on client/server
  technologies) .........................................................................         94,100             5,940,063
Integrated Systems, Inc.* (Manufacturer of software development tools for various
  industries) ...........................................................................        423,300             4,973,775
Lycos, Inc.* (Developer of online guides to the Internet) ...............................        163,656             2,086,614
Parametric Technology Corp.* (Mechanical design software producer) ......................        373,300            15,888,581

    The accompanying notes are an integral part of the financial statements.


                         16 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Project Software & Development, Inc.* (Developer of software used for management of
  equipment maintenance) ................................................................        440,600             6,388,700
Pure Atria Corp.* (Developer of diagnostic and testing products for managing
  software projects) ....................................................................        100,000             1,412,500
Rational Software Corp.* (Software products and services for development of
  software applications) ................................................................        273,500             4,598,219
SeaChange International, Inc.* (Manufacturer of software-based products for management and distribution of digital video for television and
  telecommunication companies) ..........................................................        288,200             8,141,650
Security Dynamics Technologies, Inc.* (Designer, developer and supporter of a family of security products used to manage access to computer-based
  information resources) ................................................................        367,000            13,533,125
Sterling Commerce, Inc.* (Producer of electronic data interchange products and
  services) .............................................................................        210,000             6,903,750
Synopsys Inc.* (Developer of high level electronic design software) .....................        542,100            19,922,175
Technology Modeling Associates, Inc.* (Physical simulation software for integrated
  circuit design and manufacturing) .....................................................        100,000             1,362,500
Vantive Corp.* (Provides customer interaction applications software) ....................        283,800             8,017,350
VideoServer, Inc.* (Supplier of networking equipment and associated software to
  create multimedia conferences over wide area networks) ................................        318,300             4,217,475
                                                                                                                   -----------
                                                                                                                   118,238,501
                                                                                                                   -----------
EDP Peripherals 0.5%
Network Appliance, Inc.* (Designer and manufacturer of network data storage
  devices) ..............................................................................        110,000             4,180,000
                                                                                                                   -----------
Electronic Components/Distributors 0.2%
Trident International, Inc.* (Manufacturer of impulse ink jet subsystems) ...............         85,200             1,533,600
                                                                                                                   -----------
Office/Plant Automation 3.3%
Cognex Corp.* (Manufacturer of machine vision systems) ..................................        140,000             3,710,000
Cymer, Inc.* (Provider of laser illumination sources for ultra-violet
  photolithography systems) .............................................................        181,400             8,843,250
KLA Instruments Corp.* (Developer, manufacturer and marketer of automated image
  processing systems) ...................................................................        200,000             9,750,000
Teradyne Inc.* (Electronic industry automatic test equipment manufacturer) ..............        150,000             5,887,500
                                                                                                                   -----------
                                                                                                                    28,190,750
                                                                                                                   -----------
Semiconductors 2.7%
Altera Corp.* (Designer and marketer of programmable logic integrated circuits
  and computer engineering software and hardware) .......................................        171,000             8,635,500
Anadigics, Inc.* (Supplier of gallium arsenide integrated circuits for use in
  television and telecommunication applications) ........................................        126,800             3,930,800
Triquint Semiconductor, Inc.* (Manufacturer of high performance analog and
  mixed signal integrated circuits) .....................................................        175,700             6,039,688
Vitesse Semiconductor Corp.* (Manufacturer of digital integrated circuits) ..............        146,350             4,783,816
                                                                                                                   -----------
                                                                                                                    23,389,804
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                         17 - SCUDDER DEVELOPMENT FUND

                                                                                                                     Market
                                                                                                Shares              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Energy 7.5%
Oil & Gas Production 4.5%
Barrett Resources Corp.* (Oil and gas exploration and production) .......................        388,200            11,621,738
Belco Oil & Gas Corp.* (Natural gas and oil exploration, development and production) ....        158,500             3,397,844
Benton Oil & Gas Co.* (Oil and gas exploration, development and production) .............        164,800             2,472,000
KCS Energy, Inc. (Crude oil and natural gas exploration, development and production) ....        174,000             3,545,250
Nuevo Energy Co.* (Oil and gas exploration, development and production) .................        109,500             4,489,500
Triton Energy Ltd.* (Independent oil and gas exploration and production company) ........        294,600            13,496,363
                                                                                                                   -----------
                                                                                                                    39,022,695
                                                                                                                   -----------
Oilfield Services/Equipment 3.0%
Global Industries Ltd.* (Pipeline construction, derrick and diving services for
  offshore oil and gas industry) ........................................................        300,000             7,007,814
Newpark Resources, Inc.* (Environmental management and oilfield construction services) ..        338,500            11,424,375
Transocean Offshore Inc. (Contract drilling services of offshore oil and gas wells) .....        100,000             7,262,500
                                                                                                                   -----------
                                                                                                                    25,694,689
                                                                                                                   -----------
Metals & Minerals 1.1%
Steel & Metals
RMI Titanium Co.* (Producer of titanium products) .......................................        336,800             9,177,800
                                                                                                                   -----------
Construction 1.0%
Building Materials
Simpson Manufacturing Co., Inc.* (Manufacturer of wood-to-wood, wood-to-concrete and
  wood-to-masonry connectors) ...........................................................        318,600             8,442,900
                                                                                                                   -----------
Transportation 0.8%
Marine Transportation
Trico Marine Services, Inc.* (Provider of marine support services for offshore
  oil and gas exploration and production operations) ....................................        331,200             7,224,300
                                                                                                                   -----------
Other 1.0%
Kuhlman Corp. (Manufacturer of electrical and industrial products) ......................         77,800             2,509,050
Protein Design Labs, Inc.* (Developer of human and humanized antibodies) ................         75,000             2,137,500
Robert Mondavi Corp. "A" * (Premium wine producer) ......................................         36,800             1,738,800
St. Mary Land & Exploration Co. (Oil and gas exploration, development and
  production) ...........................................................................         77,800             2,732,725
                                                                                                                   -----------
                                                                                                                     9,118,075
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $586,019,188)                                                                            851,392,221
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $592,829,168) (a)                                                        859,984,601
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         18 - SCUDDER DEVELOPMENT FUND

--------------------------------------------------------------------------------

    * Non-income producing security.

  (a) The cost for federal income tax purposes was $594,066,122. At June 30, 1997, net unrealized appreciation for all securities based on tax cost was $265,918,479. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $310,334,803 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $44,416,324.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $9,894,495 (1.15% of net assets). Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at June 30, 1997 aggregated $7,917,500. These securities may also have certain restrictions as to resale.

  (c) Restricted Securities -- securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning such restricted securities at June 30, 1997 is as follows were:

      Security                                Acquisition Date          Cost ($)
      --------                                ----------------          --------
      InTouch Group Inc.                           2/14/95              217,500
      Norian Corp. "D"                             4/12/95            2,000,000
      HYSEQ Inc. "A"                               5/15/96            1,400,000
      InterVentional Technologies, Inc. "G"         3/6/95            1,200,000
      Alexion Pharmaceuticals, Inc.                6/13/97            3,100,000

  (d) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

      Transactions in written options on securities during the year ended June 30, 1997 were:

                                        Shares             Premiums Received ($)
                                        ------             ---------------------
      Outstanding at June 30, 1996        --                        --
      Contracts written                 500,000                   895,100
      Contracts closed                 (500,000)                 (895,100)
      -------------------------------------------------------------------------

      Outstanding at June 30, 1997            --                          --
                                       =========                  ==========
 (e)  Affiliated Issuer (See Notes to Financial Statements)

    The accompanying notes are an integral part of the financial statements.


                         19 - SCUDDER DEVELOPMENT FUND

                              Financial Statements

                       Statement of Assets and Liabilities

                               as of June 30, 1997

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Investments, at market:
                     Unaffiliated issuers (identified cost $583,295,724) ............        $ 852,834,751
                     Affiliated issuers (identified cost $9,533,444) ................            7,149,850
                                                                                            --------------
                  Total investments, at market (identified cost $592,829,168) .......          859,984,601
                  Cash ..............................................................                1,703
                  Receivable for investments sold ...................................           14,120,651
                  Receivable for Fund shares sold ...................................            1,371,243
                  Dividends and interest receivable .................................              252,001
                  Foreign taxes recoverable .........................................                4,893
                  Other assets ......................................................               21,310
                                                                                            --------------
                  Total assets                                                                 875,756,402
 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Payable for investments purchased .................................            5,513,810
                  Payable for Fund shares redeemed ..................................            3,474,389
                  Notes payable .....................................................            4,100,000
                  Accrued management fee ............................................              708,356
                  Other payables and accrued expenses ...............................              395,708
                                                                                            --------------
                  Total liabilities                                                             14,192,263
                  ----------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 861,564,139
                  ----------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Net unrealized appreciation (depreciation) on:
                     Investments ....................................................          267,155,433
                     Foreign currency related transactions ..........................                 (199)
                  Accumulated net realized gain .....................................           61,527,637
                  Paid-in capital ...................................................          532,881,268
                  ----------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 861,564,139
                  ----------------------------------------------------------------------------------------
 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                  ($861,564,139 / 22,081,273 outstanding shares of beneficial
                  interest, $.01 par value, unlimited number of                             --------------
                  shares authorized) ................................................               $39.02
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.


                           20 - SCUDDER DEVELOPMENT FUND

                             Statement of Operations

                            year ended June 30, 1997

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
                  Income:
                  Dividends .........................................................        $   2,334,676
                  Interest ..........................................................              820,442
                                                                                            --------------
                                                                                                 3,155,118
                                                                                            --------------
                  Expenses:
                  Management fee ....................................................            8,996,442
                  Services to shareholders ..........................................            2,728,373
                  Custodian and accounting fees .....................................              249,415
                  Trustees' fees and expenses .......................................               44,794
                  Reports to shareholders ...........................................              281,227
                  Registration fees .................................................               57,728
                  Auditing ..........................................................               46,500
                  Legal .............................................................               31,565
                  Interest expense ..................................................               21,879
                  Other .............................................................               91,208
                                                                                            --------------
                                                                                                12,549,131
                  ----------------------------------------------------------------------------------------
                  Net investment loss                                                           (9,394,013)
                  ----------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments--Unaffiliated issuers .................................           76,915,053
                  Investments--Affiliated issuers ...................................          (10,947,107)
                  Options ...........................................................             (284,900)
                  Foreign currency related transactions .............................               (8,055)
                                                                                            --------------
                                                                                                65,674,991
                  Net unrealized appreciation (depreciation) during the period on:
                  Investments .......................................................         (110,479,815)
                  Foreign currency related transactions .............................                 (490)
                                                                                            --------------
                                                                                              (110,480,305)
                  ----------------------------------------------------------------------------------------
                  Net loss on investment transactions                                          (44,805,314)
                  ----------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------
                  Net decrease in net assets resulting from operations                       $ (54,199,327)
                  ----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         21 - SCUDDER DEVELOPMENT FUND

                       Statements of Changes in Net Assets

                                                                                       Years Ended June 30,
 Increase (Decrease) in Net Assets                                                    1997              1996
 ---------------------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment loss .........................................  $  (9,394,013)    $   (8,112,460)
                  Net realized gain from investment transactions ..............     65,674,991        162,355,115
                  Net unrealized appreciation (depreciation) on investment
                    transactions during the period.............................   (110,480,305)       102,866,430
                                                                                 --------------    ---------------
                  Net increase (decrease) in net assets resulting from
                    operations ...............................................     (54,199,327)       257,109,085
                                                                                 --------------    ---------------
                  Distributions to shareholders from net realized gains ......    (103,800,648)       (84,837,216)
                                                                                 --------------    ---------------
                  Fund share transactions:
                  Proceeds from shares sold ..................................     437,599,929        486,060,931
                  Net asset value of shares issued to shareholders in
                    reinvestment of  distributions ...........................      98,959,399         80,963,827
                  Cost of shares redeemed ....................................    (557,283,948)      (426,320,016)
                                                                                 --------------    ---------------
                  Net increase (decrease) in net assets from Fund share
                    transactions .............................................     (20,724,620)       140,704,742
                                                                                 --------------    ---------------
                  Increase (decrease) in net assets ..........................    (178,724,595)       312,976,611
                  Net assets at beginning of period ..........................   1,040,288,734        727,312,123
                                                                                 --------------    ---------------
                  Net assets at end of period ................................   $ 861,564,139     $1,040,288,734
                                                                                 --------------    ---------------
 Other Information
 ---------------------------------------------------------------------------------------------------------------------------------
                  Increase (decrease) in Fund shares
                  Shares outstanding at beginning of period ..................      22,833,256         19,474,819
                                                                                 --------------    ---------------
                  Shares sold ................................................      11,250,824         11,614,545
                  Shares issued to shareholders in reinvestment of
                    distributions ............................................       2,413,215          2,054,380
                  Shares redeemed ............................................     (14,416,022)       (10,310,488)
                                                                                 --------------    ---------------
                  Net increase (decrease) in Fund shares .....................        (751,983)         3,358,437
                                                                                 --------------    ---------------
                  Shares outstanding at end of period ........................      22,081,273         22,833,256
                                                                                 --------------    ---------------

    The accompanying notes are an integral part of the financial statements.


                         22 - SCUDDER DEVELOPMENT FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                     Years Ended June 30,
                                  1997(b)   1996(b)  1995(b)  1994(b)   1993(b)  1992(b)   1991(b)  1990(b)  1989(b)    1988
 -----------------------------------------------------------------------------------------------------------------------------
 Net asset value,                 --------------------------------------------------------------------------------------------
    beginning of period ......    $45.56   $37.35    $27.58   $34.58   $29.92    $27.33   $26.25    $22.54   $22.00   $25.39
                                  --------------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment loss .........      (.40)   (0.38)     (.31)    (.30)    (.27)     (.23)    (.10)     (.08)    (.10)    (.08)
 Net realized and
    unrealized gain (loss)
    on investment
    transactions .............     (1.66)   12.79     12.20    (3.63)    6.63      3.78     2.41      6.07     1.06    (1.41)
 Total from investment            --------------------------------------------------------------------------------------------
    operations ...............     (2.06)   12.41     11.89    (3.93)    6.36      3.55     2.31      5.99      .96    (1.49)
                                  --------------------------------------------------------------------------------------------
 Less distributions from
    net realized gains
    on investment
    transactions .............     (4.48)   (4.20)    (2.12)   (3.07)   (1.70)     (.96)   (1.23)    (2.28)    (.42)   (1.90)
                                  --------------------------------------------------------------------------------------------
 Total distributions .........     (4.48)   (4.20)    (2.12)   (3.07)   (1.70)     (.96)   (1.23)    (2.28)    (.42)   (1.90)
                                  --------------------------------------------------------------------------------------------
 Net asset value,                 --------------------------------------------------------------------------------------------
    end of period ............    $39.02   $45.56    $37.35   $27.58   $34.58    $29.92   $27.33    $26.25   $22.54   $22.00
 -----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ............     (4.93)   35.26     45.41   (12.91)   22.28     12.83    10.32     28.50     4.66    (5.35)
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) .............       862    1,040       727      546      821       700      476       361      275      356
 Ratio of operating
    expenses to average
    daily net assets (%) .....      1.36     1.24      1.32     1.27     1.30      1.30     1.29      1.34     1.32     1.30
 Ratio of net investment
    loss to average daily
    net assets (%) ...........     (1.02)   (0.91)    (1.01)    (.91)    (.83)     (.70)    (.40)     (.35)    (.47)    (.44)
 Portfolio turnover rate (%) .      52.2     58.8      41.6     48.3     49.2      53.5     70.8      40.1     32.0     39.2
 Average commission rate
    paid (a) .................    $.0355   $.0554    $   --   $   --   $   --    $   --   $   --    $   --   $   --   $   --

(a) Average commission rate paid per share of common and preferred stocks is calculated for fiscal periods ending on or after June 30, 1996.

(b) Per share amounts have been calculated using the weighted average shares method.


                         23 - SCUDDER DEVELOPMENT FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Development Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Restricted Securities. The Fund may not purchase restricted securities (for these purposes, restricted security means a security which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or which is subject to other legal or contractual delays in or restrictions on resale), if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities. The aggregate fair value of restricted securities at June 30, 1997, amounted to $9,894,495 which represents 1.15% of net assets.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.


                         24 - SCUDDER DEVELOPMENT FUND

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options on securities as a hedge against potential adverse price movements in the value of portfolio assets and wrote put options as part of a put spread. If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to tax equalization and investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.


                         25 - SCUDDER DEVELOPMENT FUND

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the year ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $475,012,001 and $614,141,628, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay to the Adviser a fee equal to an annual rate of 1% of the Fund's first $500 million of average daily net assets, .95% of the next $500 million of such net assets, and .90% on such net assets in excess of $1 billion, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended June 30, 1997, the fee pursuant to the Agreement amounted to $8,996,442, which was equivalent to an annual effective rate of .98% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1997, the amount charged by SSC aggregated $1,504,880, of which $127,740 is unpaid at June 30, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At June 30, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $5,100.


                         26 - SCUDDER DEVELOPMENT FUND

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1997, the amount charged to the Fund by STC aggregated $893,240, of which $89,950 is unpaid at June 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SFAC aggregated $130,526 of which $10,121 is unpaid at June 30, 1997.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended June 30, 1997, Trustees' fees and expenses aggregated $44,794.

               D. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates for the year ended June 30, 1997 are as follows:

                                           Purchases           Sales           Dividend          Market
                  Affiliate                 Cost ($)         Cost ($)         Income ($)        Value ($)
      --------------------------------------------------------------------------------------------------------
      First Team Sports                            --        7,661,846                --               --
      ICU Medical, Inc.                            --           76,850                --        4,199,850
      Grand Casinos Inc                            --       18,497,653                --        2,950,000
      The Men's Wearhouse Inc               1,238,200        6,973,567                --               --
                                        -------------    -------------     -------------    -------------
                                            1,238,200       33,209,916                --        7,149,850
                                        =============    =============     =============    =============

                               E. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.

The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) was $2,819,149 with a weighted average interest rate of 5.9%. Interest for the year ended June 30, 1997 was $21,879 (less than $.01 per share). The maximum month-end borrowings outstanding during the year ended June 30, 1997 was $4,100,000.


                         27 - SCUDDER DEVELOPMENT FUND

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder Development Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Development Fund, including the investment portfolio, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Development Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 8, 1997


                         28 - SCUDDER DEVELOPMENT FUND

                                 Tax Information

The Fund paid distributions of $4.34 per share from long-term capital gains during its year ended June 30, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $65,658,062 as capital gain dividends for its fiscal year ended June 30, 1997.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                         29 - SCUDDER DEVELOPMENT FUND

                                   This Page
                                 intentionally
                                  left blank.


                             30 - SCUDDER DEVELOPMENT FUND

                                   This Page
                                 intentionally
                                  left blank.


                             31 - SCUDDER DEVELOPMENT FUND

                              Officers and Trustees


Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and Consultant

William T. Burgin
Trustee; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital Management Corporation

Dudley H. Ladd*
Trustee

Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman Emeritus and Director, Kirby Corporation

Edmund R. Swanberg
Honorary Trustee

Peter Chin*
Vice President

Richard W. Desmond*
Assistant Secretary

James M. Eysenbach*
Vice President


Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Roy C. McKay*
Vice President

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.

                             32 - SCUDDER DEVELOPMENT FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                             33 - SCUDDER DEVELOPMENT FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------


                             34 - SCUDDER DEVELOPMENT FUND


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                             35 - SCUDDER DEVELOPMENT FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

          a.   Financial Statements

               Included in Part A of this Registration Statement:

               For Scudder Development Fund:

                    Financial highlights for the ten fiscal years ended June 30, 1997.
                    Filed herein.

               For Scudder Small Company Value Fund:

                    Financial highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996.
                    (Incorporated by reference to Post-Effective
                    Amendment No. 43 to the Registration
                    Statement.)


               For Scudder Micro Cap Fund:

                    Financial highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996.
                    (Incorporated by reference to Post-Effective
                    Amendment No. 44 to the Registration
                    Statement.)

               For Scudder 21st Century Growth Fund:

                    Financial highlights for the period September
                    9, 1996 (commencement of operations) to
                    February 28, 1997.
                    (Incorporated by reference to Post-Effective
                    Amendment No. 45 to the Registration
                    Statement.)

               For Scudder Financial Services Fund:

                    Financial Highlights to be filed by amendment.

               For Scudder Health Care Fund:

                    Financial Highlights to be filed by amendment.

               For Scudder Technology Fund:

                    Financial Highlights to be filed by amendment.

               Included in Part B of this Registration Statement:

               For Scudder Development Fund:

                    Investment Portfolio as of June 30, 1997
                    Statement of Assets and Liabilities as of June 30, 1997 Statement of Operations for the fiscal year ended
                    June 30,  1997
                    Statements of Changes in Net Assets for the two fiscal years ended June 30, 1997
                    Financial Highlights for the ten fiscal years ended
                    June  30,  1997

                                Part C - Page 1

                    Notes to Financial Statements Report of Independent Accountants
                    Filed herein.


               For Scudder Small Company Value Fund:

                    Investment  Portfolio  as of August 31,  1996
                    Statement of Assets and Liabilities as of August 31, 1996 Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996
                    Statement of Changes in Net Assets  for the  period
                    October 6,1995 (commencement of operations) to August 31,
                    1996
                    Financial Highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996
                    Notes to Financial Statements (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.)


               For Scudder Micro Cap Fund:

                    Investment  Portfolio  as of August 31,  1996
                    Statement of Assets and Liabilities as of August 31, 1996 Statement of Operations for the period August 12, 1996 (commencement of operations) to August 31, 1996 Statement of Changes in Net Assets for the period
                    August 12, 1996 (commencement of operations) to August
                    31, 1996
                    Financial Highlights for the period August 12, 199 (commencement of operations) to August 31, 1996
                    Notes to  Financial  Statements
                    Report of Independent Accountants (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

               For Scudder 21st Century Growth Fund:

                    Investment  Portfolio as of February  28, 199
                    Statement of Assets and Liabilities as of February 28, 1997 Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997
                    Statement of Changes in Net Assets for the period
                    September 9, 1996 (commencement of operations) to
                    February 28, 1997
                    Financial  Highlights for the period September 9, 1996
                    (commencement of operations) to February   28,   1997
                    Notes to Financial Statements
                    (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               For Scudder Financial Services Fund:

                    Statement of Assets and Liabilities as of September 25, 1997 is filed herein.

                                Part C - Page 2

               For Scudder Health Care Fund:

                    Statement of Assets and Liabilities as of September ___, 1997 to be filed by amendment.

               For Scudder Technology Fund:

                    Statement of Assets and Liabilities as of September ___, 1997 to be filed by amendment.

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

          b.   Exhibits :

               1.(a)(1) Amended and Restated Declaration of Trust dated December 21, 1987.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                 (a)(2) Amendment to Amended and Restated Declaration of Trust dated December 13, 1990.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                 (a)(3) Amendment to Amended and Restated Declaration of Trust to change the name of the Trust dated July 21, 1995 is filed herein.
                         (Incorporated by reference to Exhibit1 (a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                 (a)(4) Amendment to Amended and Restated Declaration of Trust to add new series dated July 21, 1995.
                         (Incorporated by reference to Exhibit 1(a)(4) to Post Effective Amendment No. 35 to the Registration Statement.)

                 (a)(5) Establishment and Designation of Series dated June 6, 1996.
                         (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective Amendment No. 40 to the Registration Statement.)

                 (a)(6) Establishment and Designation of Series dated June 3, 1997 is filed herein.
                         (Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.)

               2.   (a)  Amendment to the By-Laws Article IV: Notice of
                         Meetings dated December 12, 1991.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (b)  By-Laws  as  of  October  16,  1985.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                                Part C - Page 3

                    (c) Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

               3.        Inapplicable.

               4. Specimen certificate representing shares of beneficial interest ($.01 par value) for Scudder Development
                         Fund.
                         (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 28 to the Registration Statement.)

               5.   (a)  Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated June 9, 1992.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (b) Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated December 14, 1990. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (c) Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder, Stevens & Clark, Inc. dated October 6, 1995. (Incorporated by reference to Exhibit 5(c) to Post Effective Amendment No. 36 to the Registration Statement.)

                    (d) Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated August 12, 1996. (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No.40 to the Registration Statement.)

                    (e) Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder, Stevens & Clark, Inc. dated September 9, 1996. (Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 41 to the Registration Statement).

                (e) (1) Investment Management Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder, Stevens & Clark, Inc. dated September 30, 1997.
                         (Incorporated by reference to Post-Effective Amendment No.50 to the Registration Statement.)

                (e) (2) Investment Management Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder, Stevens & Clark, Inc. dated _____.
                         To be filed by amendment.



                                Part C - Page 4

                  (e)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder, Stevens & Clark, Inc. dated _____.
                         To be filed by amendment.

               6.   (a)  Underwriting Agreement between the Registrant, on
                         behalf of Scudder Development Fund, and Scudder Investor Services, Inc., formerly Scudder Fund Distributors, Inc., dated December 31, 1985. (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 25 to the Registration Statement.)

                    (b) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 30, 1995.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

               7.        Inapplicable.

               8. (a)(1) Custodian Contract between the Registrant, on behalf of
                         Scudder Development Fund, and Brown Brothers Harriman
                         & Co. dated April 1, 1980.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 8(a)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(3) Custodian Contract between the Registrant and State
                         Street Bank and Trust Company dated September 6, 1995. (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (a)(4) Fee schedule for Exhibit 8(a)(3).
                         (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (b)(1) Subcustodian Agreement between Brown Brothers Harriman
                         & Co. and The Bank of New York, London office, dated January 30, 1979.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(2) Fee schedule for Exhibit 8(b)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

               9. (a)(1) Transfer Agency and Service Agreement between the
                         Registrant and Scudder Service Corporation dated October 2, 1989.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 9(a)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                                Part C - Page 5

                  (a)(3) Service Agreement between Copeland Associates, Inc., on behalf of Scudder Development Fund, and Scudder Service Corporation dated June 8, 1995.
                         (Incorporated by reference to Exhibit 9(a)(3) to Post Effective Amendment No. 35 to the Registration Statement.)

                  (a)(4) Revised fee schedule for Exhibit  9(a)(1).
                         (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective Amendment No. 37 to the Registration Statement.)

                  (b)(1) COMPASS Service Agreement between the Registrant and
                         Scudder Trust Company dated January 1, 1990.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(2) Fee schedule for Exhibit 9(b)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(3) COMPASS Service Agreement between the Registrant and
                         Scudder Trust Company.
                         (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment No. 37 to the Registration Statement.)

                    (d) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (e) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund Accounting Corporation dated March 21, 1995.
                         (Incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 35 to the Registration Statement.)

                    (f) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund Accounting Corporation dated October 6, 1995.
                         (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 37 to the Registration Statement.)

                    (g) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting Corporation dated August 12, 1996.
                         (Incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 41 to the Registration Statement.)

                    (h) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996.
                         (Incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 41 to the Registration Statement.)

                  (h)(1) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder Financial Services Fund, and Scudder Fund Accounting Corporation dated September 11, 1997.


                                Part C - Page 6

                         (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                 (h)(2) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder Fund Accounting Corporation dated -----.
                         To be filed by amendment.

                 (h)(3) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder Fund Accounting Corporation dated
                         -----.
                         To be filed by amendment.

               10.       Inapplicable.

               11.       Consent of Independent Accountants is filed herein.

               12.       Inapplicable.

               13.       Inapplicable.

               14.  (a)  Scudder Flexi-Plan for Corporations and Self-Employed
                         Individuals.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (b)  Scudder Individual Retirement Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (c)  Scudder Funds 403(b) Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (d)  Scudder Employer-Select 403(b) Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                    (e)  Scudder  Cash or  Deferred  Profit  Sharing  Plan under
                         Section  401(k).  (Incorporated  by  Reference to Post-
                         Effective Amendment No. 43 to the Registration Statement.)

               15.       Inapplicable.

               16.       Schedule   for   Computation   of   Performance   Data.
                         (Incorporated by Reference to Post- Effective Amendment No. 43 to the Registration Statement.)

               17. Financial Data Schedule for the Development Fund is filed herein.

               18.       Inapplicable.

Power of Attorney is incorporated by reference to the Signature Page of Post-Effective Amendment No. 30, Post-Effective Amendment No. 37, Post-Effective Amendment No. 40 and Post-Effective Amendment No. 44.

                                Part C - Page 7

Item 25.       Persons Controlled by or under Common Control with Registrant

               None

Item 26.       Number of Holders of Securities (as of October 3, 1997).

                     (1)                                 (2)
                Title of Class                    Number of Record
                                                   Shareholders

               Shares of beneficial
               interest
               ($.01 par value)

               Scudder Development Fund                 45,507
               Scudder Micro Cap Fund                   10,644
               Scudder Small Company Value Fund         12,373
               Scudder 21st Century Growth Fund          2,743
               Scudder Financial Services Fund             n/a
               Scudder Health Care Fund                    n/a
               Scudder Technology Fund                     n/a


Item 27.       Indemnification

               A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

               Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

               Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

               Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                Part C - Page 8

               Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding"
               shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                    (b) No indemnification shall be provided hereunder to a
               Trustee or officer:

                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with respect to any matter as to which he shall have
               been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
               (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                              (A) by the court or other body approving the
                         settlement or other disposition; or

                              (B) based upon a review of readily available facts
                         (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (c) The rights of indemnification herein provided may be
               insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                    (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                    (i) such undertaking is secured by a surety bond or some
               other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                    (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available

                                Part C - Page 9
               facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                    As used in this Section 4.3, a "Disinterested Trustee" is
               one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.       Business or Other Connections of Investment Adviser

               The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                      Business and Other Connections of Board
     Name             of Directors of Registrant's Adviser

Stephen R. Beckwith   Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                      Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong      Director, Scudder, Stevens & Clark, Inc.(investment adviser)**
                      President & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                      President & Director, Scudder World Income Opportunities Fund, Inc. (investment company)**
                      President, The Japan Fund, Inc. (investment company)**
                      Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                      Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                      Supervisory Director, Scudder Mortgage Fund (investment company)+
                      Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I &
                         II (investment company) +
                      Director,  Canadian High Income Fund (investment company)#
                      Director, Hot Growth Companies Fund (investment company)#
                      Director, Sovereign High Yield Investment Company (investment company)+
                      Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                      President & Director, Scudder New Europe Fund, Inc. (investment company)**
                      President & Director, The Brazil Fund, Inc. (investment company)**
                      President & Director, The First Iberian Fund, Inc. (investment company)**
                      President & Director, Scudder International Fund, Inc.  (investment company)**
                      President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                         Global Fund) (investment company)**
                      President & Director, The Korea Fund, Inc. (investment company)**
                      President & Director, Scudder New Asia Fund, Inc. (investment company)**
                      President, The Argentina Fund, Inc. (investment company)**
                      Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                      Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                      Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                         Toronto, Ontario, Canada
                      Vice President, Scudder, Stevens & Clark Overseas Corporation oo

                                Part C - Page 10

E. Michael Brown      Director, Chief Administrative Officer, Scudder,  Stevens & Clark, Inc. (investment adviser)**
                      Trustee, Scudder GNMA Fund (investment company)*
                      Trustee, Scudder Portfolio Trust (investment company)*
                      Trustee, Scudder U.S. Treasury Fund (investment company)*
                      Trustee, Scudder Tax Free Money Fund (investment company)*
                      Trustee, Scudder State Tax Free Trust (investment company)*
                      Trustee, Scudder Cash Investment Trust (investment company)*
                      Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                      Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                      Director & President, Scudder Trust Company (a trust company)+++
                      Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                      Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                      Director & Vice President, Scudder Service
                      Corporation (in-house transfer agent)*
                      Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin     Director, Scudder, Stevens & Clark, Inc.(investment adviser)**
                      Chairman & Trustee, AARP Cash Investment Funds (investment company)**
                      Chairman & Trustee, AARP Growth Trust (investment company)**
                      Chairman & Trustee, AARP Income Trust (investment company)**
                      Chairman & Trustee, AARP Tax Free Income Trust (investment company)**
                      Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                      Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                      Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima   Director, Scudder, Stevens & Clark, Inc.(investment adviser)**
                      Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman     Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                      Vice President, Scudder California Tax Free Trust (investment company)*
                      Vice President, Scudder Equity Trust (investment company)**
                      Vice President, Scudder Cash Investment Trust (investment company)*
                      Vice President, Scudder Fund, Inc. (investment  company)**
                      Vice President, Scudder Global Fund, Inc. investment company)**
                      Vice President, Scudder GNMA Fund (investment company)*
                      Vice President, Scudder Portfolio Trust (investment company)*
                      Vice President, Scudder Institutional Fund, Inc. (investment company)**
                      Vice President, Scudder International Fund, Inc. (investment company)**
                      Vice President, Scudder Investment Trust (investment company)*
                      Vice President, Scudder Municipal Trust (investment company)*
                      Vice President, Scudder Mutual Funds, Inc. (investment company)**
                      Vice President, Scudder New Asia Fund, Inc. (investment company)**
                      Vice President, Scudder New Europe Fund, Inc. (investment company)**
                      Vice President, Scudder Securities Trust  (investment company)*
                      Vice President, Scudder State Tax Free Trust (investment company)*
                      Vice President, Scudder Funds Trust (investment company)**
                      Vice President, Scudder Tax Free Money Fund (investment company)*
                      Vice President, Scudder Tax Free Trust (investment company)*
                      Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                      Vice President, Scudder Pathway Series (investment company)*
                      Vice President, Scudder Variable Life Investment Fund (investment company)*
                      Vice President, The Brazil Fund, Inc. (investment company)**

                                Part C - Page 11

                      Vice President, The Korea Fund, Inc. (investment company)**
                      Vice President, The Argentina Fund, Inc. (investment company)**
                      Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                      Vice President, The First Iberian Fund, Inc.
                         (investment company)**
                      Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                      Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt       Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                      Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard       Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                      President, Montgomery Street Income Securities,  Inc. (investment company) o
                      Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce         Chairman & Director, Scudder, Stevens & Clark,  Inc. (investment adviser)**
                      Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                      Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                      Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                      Chairman & Director, Scudder International Fund, Inc. (investment company)**
                      Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                      President & Trustee, Scudder Equity Trust (investment company)**
                      President & Trustee, Scudder GNMA Fund (investment company)*
                      President & Trustee, Scudder Portfolio Trust (investment company)*
                      President & Trustee, Scudder Funds Trust(investment company)**
                      President & Trustee, Scudder Securities Trust (investment company)*
                      President & Trustee, Scudder Investment Trust (investment company)*
                      President & Director, Scudder Institutional Fund, Inc. (investment company)**
                      President & Director, Scudder Fund, Inc.(investment company)**
                      President & Director, Scudder Mutual Funds, Inc. (investment company)**
                      Vice President & Trustee, Scudder Municipal Trust (investment company)*
                      Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                      Vice President & Trustee, Scudder Pathway Series (investment company)*
                      Trustee, Scudder California Tax Free Trust (investment company)*
                      Trustee, Scudder State Tax Free Trust (investment company)*
                      Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                      Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser),
                         Toronto, Ontario, Canada
                      Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                      Chairman, Scudder, Stevens & Clark, Ltd. investment adviser) London, England
                      President & Director, Scudder Precious Metals, Inc. xxx
                      Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                         (a real estate holding company)*
                      Vice President, Director & Assistant Treasurer,  Scudder Investor Services, Inc.
                         (broker/dealer)*
                      Director, Scudder Latin America Investment Trust PLC (investment company)@
                      Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                      Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                      Trustee, New England Aquarium, Boston, MA
                      Incorporator, Scudder Trust Company (a trust company)+++

                                Part C - Page 12

Kathryn L. Quirk      Director, Chief Legal Officer, Chief Compliance
                         Officer and Secretary, Scudder, Stevens &
                         Clark, Inc. (investment adviser)**
                      Director, Vice President & Assistant Secretary,
                         The Argentina Fund, Inc. (investment
                         company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder International Fund, Inc. (investment
                         company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder New Asia Fund (investment company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder Global Fund, Inc. (investment
                         company)**
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Equity Trust (investment company)**
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Securities Trust (investment
                         company)*
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Funds Trust (investment company)**
                      Trustee, Scudder Investment Trust (investment
                         company)*
                      Trustee, Scudder Municipal Trust (investment
                         company)*
                      Vice President & Trustee, Scudder Cash
                         Investment Trust (investment company)*
                      Vice President & Trustee, Scudder Tax Free Money
                         Fund (investment company)*
                      Vice President & Trustee, Scudder Tax Free Trust
                         (investment company)*
                      Vice President & Secretary, AARP Growth Trust
                         (investment company)**
                      Vice President & Secretary, AARP Income Trust
                         (investment company)**
                      Vice President & Secretary, AARP Tax Free Income
                         Trust (investment company)**
                      Vice President & Secretary, AARP Cash Investment
                         Funds (investment company)**
                      Vice President & Secretary, AARP Managed
                         Investment Portfolios Trust (investment
                         company)**
                      Vice President & Secretary, The Japan Fund, Inc.
                         (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         World Income Opportunities Fund, Inc.
                         (investment company)**
                      Vice President & Assistant Secretary, The Korea
                         Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, The Brazil
                         Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, Montgomery
                         Street Income Securities, Inc. (investment
                         company)o
                      Vice President & Assistant Secretary, Scudder
                         Mutual Funds, Inc. (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         Pathway Series (investment company)*
                      Vice President & Assistant Secretary, Scudder
                         New Europe Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         Variable Life Investment Fund (investment
                         company)*
                      Vice President & Assistant Secretary, The First
                         Iberian Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, The Latin
                         America Dollar Income Fund, Inc. (investment
                         company)**
                      Vice President, Scudder Fund, Inc. (investment
                         company)**
                      Vice President, Scudder Institutional Fund, Inc.
                         (investment company)**
                      Vice President, Scudder GNMA Fund (investment
                         company)*
                      Director, Senior Vice President & Clerk, Scudder
                         Investor Services, Inc. (broker/dealer)*
                      Director, Vice President & Secretary, Scudder
                         Fund Accounting Corporation (in-house fund
                         accounting agent)*
                      Director, Vice President & Secretary, Scudder
                         Realty Holdings Corporation (a real estate
                         holding company)*
                      Director & Clerk, Scudder Service Corporation
                         (in-house transfer agent)*
                      Director, SFA, Inc. (advertising agency)*

                                Part C - Page 13

                      Vice President, Director & Assistant Secretary,
                         Scudder Precious Metals, Inc. xxx

Cornelia M. Small     Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      President, AARP Cash Investment Funds
                        (investment company)**
                      President, AARP Growth Trust (investment
                         company)**
                      President, AARP Income Trust (investment
                         company)**
                      President, AARP Tax Free Income Trust
                         (investment company)**
                      President, AARP Managed Investment Portfolio
                         Trust (investment company)**

Edmond D. Villani     Director, President & Chief Executive Officer,
                         Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                      Chairman & Director, The Argentina Fund, Inc.
                         (investment company)**
                      Chairman & Director, The Latin America Dollar
                         Income Fund, Inc. (investment company)**
                      Chairman & Director, Scudder World Income
                         Opportunities Fund, Inc.  (investment
                         company)**
                      Supervisory Director, Scudder Mortgage Fund
                         (investment company) +
                      Supervisory Director, Scudder Floating Rate
                         Funds for Fannie Mae Mortgage Securities I &
                         II (investment  company)+
                      Director,  Scudder,  Stevens & Clark Japan, Inc.
                         (investment adviser)###
                      Director, The Brazil Fund, Inc. (investment
                         company)**
                      Director, Indosuez High Yield Bond Fund
                        (investment company) Luxembourg
                      President & Director, Scudder, Stevens & Clark
                         Overseas Corporation oo
                      President & Director, Scudder, Stevens & Clark
                         Corporation (Delaware) (investment adviser)**
                      Director, Scudder Realty Advisors, Inc. (realty
                         investment adviser) x
                      Director, IBJ Global Investment Management S.A.,
                         (Luxembourg investment management company)
                         Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler     Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      Vice President, Montgomery Street Income
                         Securities, Inc. (investment company)o



     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o 101 California Street, San Francisco, CA # Soci,t, Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx Grand Cayman, Cayman Islands, British West Indies oo 20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan ### 1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.  Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.

                                Part C - Page 14

          Scudder GNMA Fund
          Scudder  Institutional  Fund, Inc
          Scudder  International  Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.
          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment Fund
          AARP Cash  Investment  Funds
          AARP Growth  Trust
          AARP Income  Trust
          AARP Tax Free  Income  Trust
          AARP  Managed  Investment Portfolios Trust
          The Japan Fund, Inc.

     (b)

     (1)                (2)                    (3)

     Name and           Position and Offices   Positions and
     Principal          with                   Offices with
     Business           Scudder Investor       Registrant
     Address            Services, Inc.

     Lynn S. Birdsong   Senior Vice President  None
     345 Park Avenue
     New York, NY
     10154

     E. Michael Brown   Assistant Treasurer    None
     Two International
     Place
     Boston, MA  02110

     Mark S. Casady     Director and Vice      None
     Two International  President
     Place
     Boston, MA  02110

     Linda Coughlin     Director and Senior    None
     Two International  Vice President
     Place
     Boston, MA  02110

     Richard W.         Vice President         None
     Desmond
     345 Park Avenue
     New York, NY
     10154

     Paul J. Elmlinger  Senior Vice President  None
     345 Park Avenue    and Assistant Clerk
     New York, NY
     10154

     Margaret D.        Assistant Treasurer    None
     Hadzima
     Two International
     Place
     Boston, MA  02110

                                Part C - Page 15

     Name and           Position and Offices   Positions and
     Principal          with                   Offices with
     Business           Scudder Investor       Registrant
     Address            Services, Inc.

     Thomas W. Joseph   Director, Vice         Vice
     Two International  President,             President
     Place              Treasurer and
     Boston, MA 02110   Assistant Clerk

     David S. Lee       Director, President    Trustee and
     Two International  and Assistant          Vice
     Place              Treasurer              President
     Boston, MA 02110

     Thomas F.          Clerk                  Vice
     McDonough                                 President and
     Two International                         Secretary
     Place
     Boston, MA 02110

     Thomas H. O'Brien  Assistant Treasurer    None
     345 Park Avenue
     New York, NY
     10154

     Edward J.          Assistant Treasurer    Vice
     O'Connell                                 President and
     345 Park Avenue                           Assistant
     New York, NY                              Treasurer
     10154

     Daniel Pierce      Director, Vice         President and
     Two International  President              Trustee
     Place              and Assistant
     Boston, MA 02110   Treasurer

     Kathryn L. Quirk   Director, Senior Vice  Trustee, Vice
     345 Park Avenue    President and          President
     New York, NY       Assistant Clerk        and Assistant
     10154                                     Secretary

     Robert A. Rudell   Vice President         None
     Two International
     Place
     Boston, MA 02110

     Edmund J. Thimme   Vice President         None
     345 Park Avenue
     New York, NY
     10154

     Benjamin           Vice President         None
     Thorndike
     Two International
     Place
     Boston, MA 02110

     Sydney S. Tucker   Vice President         None
     Two International
     Place
     Boston, MA 02110

     David B. Watts     Assistant Treasurer    None
     Two International
     Place
     Boston, MA 02110

     Linda J. Wondrack  Vice President         None
     Two International
     Place
     Boston, MA 02110

                                Part C - Page 16

     The  Underwriter   has  employees  who  are  denominated   officers  of  an
     operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
     Item 29.

     (c)

           (1)          (2)        (3)            (4)        (5)
                        Net     Compensation
         Name of     Underwrit  on Redemptions   Brokerage    Other
        Principal       ing       Commission   Commissions  Compensation
       Underwriter   Discounts   Repurchases

         Scudder        None       None        None      None
        Investor
     Services, Inc.



Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Scudder Financial Services, Scudder Health Care Fund and Scudder Technology Fund, within four to six months from the effectiveness date of each Registrant's Registration Statement under the 1933 Act.

          The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of a Fund's latest annual report to shareholders upon request and without change.

          The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

          The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                Part C - Page 17

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 9th day of October, 1997.


                                        SCUDDER SECURITIES TRUST

                                        By  /s/Thomas F. McDonough
                                            ----------------------
                                            Thomas F. McDonough, Vice President
                                            and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Daniel Pierce
---------------------------------------
Daniel Pierce*                               President (Principal Executive               October 9, 1997
                                             Officer) and Trustee

/s/Paul Bancroft III
---------------------------------------
Paul Bancroft III*                           Trustee                                      October 9, 1997


/s/William T. Burgin
---------------------------------------
William T. Burgin*                           Trustee                                      October 9, 1997


/s/Thomas J. Devine
---------------------------------------
Thomas J. Devine*                            Trustee                                      October 9, 1997


/s/Keith R. Fox
---------------------------------------
Keith R. Fox*                                Trustee                                      October 9, 1997


/s/David S. Lee
---------------------------------------
David S. Lee*                                Trustee and Vice President                   October 9, 1997


/s/Wilson Nolen
---------------------------------------
Wilson Nolen*                                Trustee                                      October 9, 1997


/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President and Assistant        October 9, 1997
                                             Secretary


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Gordon Shillinglaw
---------------------------------------
Gordon Shillinglaw*                          Trustee                                      October 9, 1997


/s/Pamela A. McGrath
---------------------------------------
Pamela A. McGrath                            Vice President and Treasurer                 October 9, 1997
                                             (Principal Financial and Accounting
                                             Officer)




*By:  /s/Thomas F. McDonough
      -----------------------
      Thomas F. McDonough

Attorney-in-fact pursuant to power of
attorneys contained in the signature pages of Post-Effective Amendment No. 30 filed
August 26, 1991, Post-Effective Amendment
No. 37 filed April 4, 1996, Post-Effective
Amendment No. 40 filed August 12, 1996,
Post-Effective Amendment No. 44 filed
February 11, 1997 and Post-Effective
Amendment No. 46 filed July 11, 1997.

                                                               File No. 2-36238
                                                               File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 51

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 35

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                   Exhibit 11

                                   Exhibit 17